UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.5%
EDUCATION — 3.5%
Education — 3.2%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	680,570
	5.000% 06/01/35	1,500,000	907,845
	California Lutheran University,
	Series 2008,
	5.750% 10/01/38	3,000,000	2,262,420
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	1,012,924
	University of Redlands,
	Series 2008 A,
	5.125% 08/01/38	1,750,000	1,584,030
	University of Southern California:
	Series 2007 A,
	4.500% 10/01/33	2,500,000	2,270,425
	Series 2009,
	5.000% 10/01/39	1,425,000	1,392,125
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,281,549
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	1,548,340
Education Total			12,940,228
Prep School — 0.3%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,690,000	1,306,826
Prep School Total			1,306,826
EDUCATION TOTAL			14,247,054
HEALTH CARE — 7.9%
Continuing Care Retirement — 0.8%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,522,299
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	1,841,960
Continuing Care Retirement Total			3,364,259

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — 7.1%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	1,000,000	833,660
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26	1,000,000	990,600
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,326,015
	5.000% 11/15/34	2,500,000	2,066,050
	Kaiser Permanante,
	Series 2006,
	5.250% 04/01/39	2,000,000	1,659,660
	Sutter Health,
	Series 2042 A,
	5.000% 11/15/42	2,000,000	1,649,800
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,237,475
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	3,500,000	2,381,505
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005,
	5.000% 12/01/22	6,155,000	4,720,023
CA Municipal Finance Authority
	Community Hospital Center,
	Series 2007,
	5.250% 02/01/37	2,500,000	1,640,800
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47	2,500,000	1,902,575
CA Sierra View Local Health Care District
	Series 2007,
	5.250% 07/01/37	1,500,000	1,083,705
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,536,100

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
CA Turlock Health Facility
	Emanuel Medical Center, Inc.:
	Series 2004:
	5.000% 10/15/13	940,000	850,803
	5.375% 10/15/34	800,000	484,464
	Series 2007 A,
	5.000% 10/15/22	2,780,000	2,064,623
	Series 2007 B,
	5.125% 10/15/37	2,500,000	1,430,025
Hospitals Total			28,857,883
HEALTH CARE TOTAL			32,222,142
HOUSING — 1.4%
Multi-Family — 0.7%
CA Statewide Communities Development Authority
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	1,303,760
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(c)	2,000,000	1,605,560
Multi-Family Total			2,909,320
Single-Family — 0.7%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA
	5.400% 08/01/28	485,000	452,864
	Series 2006 K, AMT,
	4.625% 08/01/26	2,500,000	1,983,175
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	40,000	40,543
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	50,000	51,657
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	40,000	41,084
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	35,000	35,810
Single-Family Total			2,605,133
HOUSING TOTAL			5,514,453

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 0.5%
Oil & Gas — 0.5%
CA Southern California Public Power Authority
	Series 2007,
	5.000% 11/01/33	3,385,000	2,193,175
Oil & Gas Total			2,193,175
INDUSTRIALS TOTAL			2,193,175
OTHER — 17.1%
Other — 0.6%
CA Infrastructure & Economic Development Bank
	Walt Disney Family Museum,
	Series 2008,
	5.250% 02/01/38	3,050,000	2,622,177
Other Total			2,622,177
Pool/Bond Bank — 0.1%
CA Educational Facilities Authority
	Series 1999 B,
	5.250% 04/01/24	725,000	532,571
Pool/Bond Bank Total			532,571
Refunded/Escrowed(d) — 15.2%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	15,352,534
CA East Whittier City School District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,997,052
CA Educational Facilities Authority
	Series 1999 B,
	Pre-refunded 04/01/09,
	5.250% 04/01/24	275,000	279,942
	Series 2000 B,
	Pre-refunded 06/01/10,
	6.625% 06/01/20	170,000	184,419
CA Health Facilities Financing Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.000% 06/01/24	3,000,000	3,067,830
CA Infrastructure & Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	4,991,746

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(d) — (continued)
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FSA
	6.250% 08/01/11	1,270,000	1,345,730
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,450,749
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/21	2,010,000	1,262,401
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 10/01/16	5,270,000	4,282,771
CA Pomona
	Single Family Mortgage Revenue,
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,327,510
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA
	9.861% 07/01/22(e)	580,000	760,705
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,378,525
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	10,600,128
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 08/01/15	1,405,000	1,765,593
CA Southern California Public Power Authority
	Series 2003 A-1,
	Pre-refunded 07/01/13,
	Insured: AMBAC
	5.000% 07/01/25	1,000,000	1,155,600
CA State Department of Water Resources
	Series 2001,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/14	10,000	12,116

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(d) — (continued)
CA State
	Series 2000:
	Pre-refunded 05/01/10,
	5.625% 05/01/26	60,000	64,295
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.250% 09/01/30	155,000	165,830
	Series 2004,
	Pre-refunded 02/01/14,
	5.000% 02/01/33	1,000,000	1,164,830
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,360,793
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	Pre-refunded variable dates beginning 07/01/15,
	(a) 07/01/17	2,490,000	1,871,708
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/32	1,500,000	1,554,375
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	480,000	532,536
Refunded/Escrowed Total			61,929,718
Tobacco — 1.2%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	7,500,000	4,663,950
Tobacco Total			4,663,950
OTHER TOTAL			69,748,416
RESOURCE RECOVERY — 0.8%
Disposal — 0.8%
CA Pollution Control Financing Authority
	Waste Management,
	Series 2002 A, AMT,
	5.000% 01/01/22	2,000,000	1,500,960

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
Disposal — (continued)
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	1,807,760
Disposal Total			3,308,720
RESOURCE RECOVERY TOTAL			3,308,720
TAX-BACKED — 46.6%
Local Appropriated — 8.2%
CA Alameda County
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,834,941
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14	3,500,000	4,106,165
	Series 2007 A-1,
	Insured: FGIC
	4.250% 09/01/35	3,500,000	2,516,395
CA Antelope Valley East-Kern Water Agency
	Certificates of Participation,
	Series 2007 A-1,
	Insured: FGIC
	4.375% 06/01/37	2,500,000	2,003,900
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	939,409
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(a) 08/01/16	1,945,000	1,415,143
	(a) 08/01/17	1,980,000	1,352,399
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	1,822,620
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	5.000% 08/01/22	3,000,000	3,111,420
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,186,757
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: MBIA
	5.500% 11/15/13	1,750,000	1,915,060

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	7,022,205
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	3,970,482
Local Appropriated Total			33,196,896
Local General Obligations — 17.0%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	2,386,410
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,177,240
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	2,262,840
CA Coast Community College District
	Series 2005,
	Insured: MBIA
	(a) 08/01/22	4,000,000	2,104,840
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	707,970
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	5.500% 08/01/25	655,000	722,648
	5.500% 08/01/26	1,750,000	1,924,597
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: MBIA
	5.250% 08/01/26	2,010,000	1,912,776
CA Fillmore Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 07/01/17	650,000	463,964
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	2,480,000	2,843,940

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Golden West Schools Financing Authority
	Beverley Hills Unified School District,
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,151,960
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	1,981,932
CA Grossmont Union High School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/28	5,000,000	1,648,800
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/25	1,000,000	1,087,610
CA Lafayette
	Series 2002,
	5.125% 07/15/25	1,995,000	2,044,037
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	715,059
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,962,425
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/32	5,440,000	1,269,859
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	1,131,420
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,583,768
CA Oak Park Unified School District
	Series 2000,
	Insured: FSA
	(a) 05/01/14	2,095,000	1,826,316
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,088,650

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	972,367
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,600,192
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	4,186,531
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,421,760
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	2,225,167
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,077,390
CA San Mateo County Community College
	Series 2006 C,
	Insured: MBIA
	(a) 09/01/26	1,925,000	700,931
CA San Mateo Union High School District
	Series 2000 B,
	Insured: FGIC
	(a) 09/01/26	4,005,000	1,547,732
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,619,235
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,425,180
CA Saratoga
	Series 2001,
	Insured: MBIA
	5.250% 08/01/31	2,000,000	2,004,180
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	889,785
CA South San Francisco Unified School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/22	1,500,000	1,697,940

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Tahoe-Truckee Unified School District
	No. 1-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/23	3,780,000	1,721,601
	No. 2-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/24	2,965,000	1,256,389
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	1,131,375
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	762,195
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.600% 02/01/20	1,610,000	1,684,334
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/22	5,000,000	2,346,450
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	787,336
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,333,716
Local General Obligations Total			69,390,847
Special Non-Property Tax — 3.3%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	2,099,991
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2001,
	Insured: AMBAC
	5.000% 07/01/26	525,000	526,160
	Series 2005 A,
	Insured: MBIA
	4.250% 07/01/25	2,000,000	1,840,440
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,106,860

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
	Series 1998 A,
	Insured: MBIA
	4.750% 07/01/38	2,250,000	1,705,523
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,146,820
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,000,000	2,060,220
Special Non-Property Tax Total			13,486,014
Special Property Tax — 11.6%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	125,000	110,761
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,245,940
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(a) 12/01/18	2,720,000	1,655,691
	6.500% 12/01/24	4,055,000	4,243,030
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,085,360
CA Lancaster Financing Authority
	Series 2003,
	Insured: MBIA
	5.125% 02/01/17	1,270,000	1,366,215
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	2,837,413
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,744,504
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,695,000	3,085,236
	Regional Park & Open Space,
	Series 2005,
	Insured: FSA
	5.250% 10/01/18	2,000,000	2,348,580

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,023,360
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	9,106,188
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	693,690
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	596,802
CA Rancho Cucamonga Redevelopment Agency
	Series 2007 A,
	Insured: MBIA
	5.000% 09/01/34	1,000,000	835,800
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	558,195
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,059
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,076,231
	Series 2005 A,
	Insured: FSA
	5.750% 10/01/24	2,420,000	2,738,327
CA San Jose Redevelopment Agency
	Series 1993,
	Insured: MBIA
	6.000% 08/01/15	2,790,000	3,174,267
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,038,885
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,758,400
Special Property Tax Total			47,342,934

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 2.6%
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,550,160
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC:
	5.000% 12/01/19	6,000,000	6,451,980
	5.250% 12/01/13	2,500,000	2,705,100
State Appropriated Total			10,707,240
State General Obligations — 3.9%
CA State
	Series 1995,
	5.750% 03/01/09	65,000	65,220
	Series 2000,
	5.625% 05/01/26	160,000	161,245
	Series 2003,
	5.250% 02/01/20	1,250,000	1,327,313
	Series 2007,
	4.500% 08/01/26	2,500,000	2,257,275
	Series 2008,
	5.000% 08/01/34	2,500,000	2,262,475
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	5.500% 07/01/14	500,000	494,225
PR Commonwealth of Puerto Rico
	Series 1995,
	Insured: MBIA
	5.650% 07/01/15	1,000,000	1,007,970
	Series 1996,
	Insured: MBIA
	6.500% 07/01/14	2,000,000	2,102,060
	Series 2004 A:
	5.250% 07/01/21	2,000,000	1,837,000
	5.250% 07/01/22	2,000,000	1,820,000
	Series 2007 A,
	5.500% 07/01/21	2,500,000	2,349,825
State General Obligations Total			15,684,608
TAX-BACKED TOTAL			189,808,539
TRANSPORTATION — 2.4%
Airports — 0.7%
CA County of Sacramento
	Series 2008 B, AMT,
	Insured: FSA
	5.250% 07/01/39	1,000,000	818,190

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Airports — (continued)
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	740,153
CA San Francisco City & County Airports Commission
	Series 2008 34E, AMT,
	5.750% 05/01/25	1,500,000	1,428,375
Airports Total			2,986,718
Toll Facilities — 1.7%
CA Bay Area Toll Authority
	Series 2008 F-1,
	5.125% 04/01/47	2,500,000	2,330,550
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: MBIA
	5.000% 01/01/35	2,000,000	1,348,060
	Series 1999,
	5.750% 01/15/40	4,000,000	2,984,760
Toll Facilities Total			6,663,370
TRANSPORTATION TOTAL			9,650,088
UTILITIES — 15.3%
Investor Owned — 1.9%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	1,884,380
	San Diego Gas D,
	Series 2005, AMT,
	5.000% 12/01/27	3,500,000	2,826,565
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	2,998,714
Investor Owned Total			7,709,659
Joint Power Authority — 1.1%
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	4,000,000	4,773,560
Joint Power Authority Total			4,773,560
Municipal Electric — 3.2%
CA Los Angeles Department of Water & Power,
	Series 2008,
	5.250% 07/01/38	1,750,000	1,736,945

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — (continued)
CA Modesto Irrigation District
	Certificates Participation,
	Series 2004 B,
	5.500% 07/01/35	2,000,000	1,843,380
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,669,890
	Series 1997 K,
	Insured: AMBAC:
	5.250% 07/01/24	2,220,000	2,337,793
	5.700% 07/01/17	1,900,000	2,246,560
	Series 2001 N,
	Insured: MBIA
	5.000% 08/15/28	2,000,000	1,918,080
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 WW,
	5.000% 07/01/28	1,500,000	1,226,565
Municipal Electric Total			12,979,213
Water & Sewer — 9.1%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,535,179
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 A,
	Insured: AMBAC
	5.000% 11/01/38	2,000,000	1,795,080
CA Contra Costa Water District
	Series 2002 L,
	Insured: FSA
	5.000% 10/01/24	1,920,000	1,953,312
CA Eastern Municipal Water District
	Certificates of Participation,
	Series 1991,
	Insured: FGIC
	6.750% 07/01/12	1,000,000	1,084,040
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC
	6.000% 07/01/12	2,500,000	2,651,400
CA Fresno
	Series 1993 A-1,
	Insured: AMBAC
	6.250% 09/01/14	5,000,000	5,612,450

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
CA Lodi Wastewater Systems Revenue
	Series 2007 A,
	Insured: FSA
	5.000% 10/01/37	1,250,000	1,165,363
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	2,900,970
	Insured: FGIC
	5.125% 07/01/41	3,000,000	2,878,680
CA Manteca Financing Authority
	Series 2003 B,
	Insured: MBIA
	5.000% 12/01/33	575,000	591,100
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,280,067
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,082,800
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,362,860
CA Santa Clara Valley Water District
	Series 2006,
	Insured: FSA
	4.250% 06/01/30	2,500,000	2,089,225
CA Santa Maria Water & Wastewater
	Series 1997 A,
	Insured: AMBAC
	(a) 08/01/14	2,000,000	1,644,620
CA State Department of Water Resources
	Series 2001,
	Insured: FSA
	5.500% 12/01/14	1,990,000	2,358,190
Water & Sewer Total			36,985,336
UTILITIES TOTAL			62,447,768

	Total Municipal Bonds (cost of $390,755,886)		389,140,355

		Shares
Investment Companies — 3.7%
	Columbia California Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.590%)(f)(g)	10,805,000	10,805,000

17

		Shares	Value ($)
Investment Companies — (continued)
	Dreyfus Municipal Cash Management Plus
	(7 day yield of 0.910%)	4,152,944	4,152,944

	Total Investment Companies (cost of $14,957,944)		14,957,944

		Par ($)
Other — 0.0%
TRANSPORTATION — 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001,
	07/01/39(h)(i)	2,000,000	80,000
TRANSPORTATION TOTAL			80,000

	Total Other (cost of $—)		80,000
Short-Term Obligation — 0.0%
Variable Rate Demand Note(j) — 0.0%
CA Department of Water Resources
	Power Supply Revenue,
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank
	LOC: Societe Generale
	0.300% 05/01/20	100,000	100,000
Variable Rate Demand Note Total			100,000

	Total Short-Term Obligation (cost of $100,000)		100,000

	Total Investments — 99.2% (cost of $405,813,830)(k)(l)		404,278,299

	Other Assets & Liabilities, Net — 0.8%		3,200,891

	Net Assets — 100.0%		407,479,190

18

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

	Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$14,957,944	$—
	Level 2 — Other Significant Observable Inputs	389,320,355	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$404,278,299	$—

19

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At January 31, 2009, the value of this security amounted to $1,306,826 which represents 0.3% of net assets. Additional information on this restricted security is as follows:

Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities
Development Authority; Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,750,000

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the value of this security, which is not illiquid, represents 0.4% of net assets.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2009.
(f)	Investments in affiliates during the three month period ended January 31, 2009:
Security name: Columbia California Tax-Exempt Reserves, Capital Class (7 day yield of 0.590%)

Shares as of 10/31/08:	—
Shares purchased:	10,918,000
Shares sold:	(113,000)
Shares as of 01/31/09:	10,805,000
Net realized gain/loss:	$—
Dividend income earned:	$1,049
Value at end of period:	$10,805,000

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(h)	Non-income producing.
(i)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(j)

This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflect the rate at January 31, 2009.

(k)	Cost for federal income tax purposes is $405,754,235.
(l)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$28,129,646	$(29,605,582)	$(1,475,936)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

20

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 92.6%
EDUCATION — 12.2%
Education — 10.2%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 2002 E,
	Insured: MBIA:
	5.000% 07/01/14	500,000	544,615
	5.250% 07/01/22	400,000	415,132
	Series 2007 F,
	Insured: MBIA
	4.125% 07/01/24	1,505,000	1,380,371
	Series 2008 N:
	5.000% 07/01/18	2,120,000	2,311,902
	5.000% 07/01/22	2,500,000	2,547,875
	Quinnipiac University:
	Series 2007 I,
	Insured: MBIA:
	5.000% 07/01/19	2,000,000	2,194,140
	5.000% 07/01/22	2,000,000	2,085,020
	Series 2007 K2,
	Insured: MBIA
	5.000% 07/01/28	2,000,000	1,946,600
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	500,000	564,975
	Series 2004 H,
	Insured: MBIA
	5.000% 07/01/25	540,000	543,289
	Yale University,
	Series 1997 E,
	4.700% 07/01/29	4,800,000	4,806,432
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,301,734
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	725,000	754,856
	5.375% 10/01/13	975,000	1,014,409
	5.500% 10/01/14	650,000	677,989
Education Total			23,089,339

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — 2.0%
CT Health & Educational Facilities Authority
	Greenwich Academy, Inc.,
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/26	2,000,000	2,170,780
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC
	5.250% 07/01/27	1,670,000	1,767,461
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	4.500% 07/01/29	600,000	543,312
Prep School Total			4,481,553
EDUCATION TOTAL			27,570,892
HEALTH CARE — 4.2%
Continuing Care Retirement — 0.5%
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.750% 12/01/23	1,500,000	1,180,095
Continuing Care Retirement Total			1,180,095
Hospitals — 3.0%
CT Health & Educational Facilities Authority
	Hospital For Special Care,
	Series 2007 C,
	Insured: RAD
	5.250% 07/01/27	750,000	563,468
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,843,161
	Middlesex Hospital:
	Series 1997 H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,062,915
	Series 2008 M,
	Insured: FSA
	4.875% 07/01/27	500,000	437,075
	William W. Backus Hospital,
	Series 2005 G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	1,981,720
Hospitals Total			6,888,339
Intermediate Care Facilities — 0.1%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	222,209
Intermediate Care Facilities Total			222,209

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — 0.6%
CT Development Authority
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.200% 08/15/17	1,285,000	993,292
	5.400% 08/15/21	500,000	349,925
Nursing Homes Total			1,343,217
HEALTH CARE TOTAL			9,633,860
HOUSING — 6.1%
Multi-Family — 0.7%
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	1,300,000	1,444,625
Multi-Family Total			1,444,625
Single-Family — 5.4%
CT Housing Finance Authority
	Mortgage Finance Program:
	Series 1996 C-1,
	6.000% 11/15/10	815,000	817,266
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,272,182
	Series 2008 B-1,
	4.750% 11/15/23	3,000,000	3,074,190
	Refunding Housing Mortgage Finance Program,
	Series 2003 D,
	4.400% 11/15/15	2,000,000	2,084,700
	Series 2003 C-1,
	4.850% 11/15/23	4,000,000	4,056,560
Single-Family Total			12,304,898
HOUSING TOTAL			13,749,523
INDUSTRIALS — 0.7%
Manufacturing — 0.4%
CT Development Authority
	Ethan Allen, Inc.,
	Series 1993,
	7.500% 06/01/11	905,000	913,136
Manufacturing Total			913,136

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas — 0.3%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	850,000	635,400
Oil & Gas Total			635,400
INDUSTRIALS TOTAL			1,548,536
OTHER — 17.1%
Other — 0.1%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	360,000	346,745
Other Total			346,745
Pool/Bond Bank — 1.5%
CT Revolving Fund
	Series 2003 A,
	5.000% 10/01/19	1,000,000	1,097,010
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,127,350
	5.000% 10/01/15	1,000,000	1,181,620
Pool/Bond Bank Total			3,405,980
Refunded/Escrowed(a) — 15.5%
CT Bridgeport
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,171,620
CT Clean Water Fund
	Series 1993,
	Escrowed to Maturity,
	6.000% 10/01/12	1,200,000	1,311,708
	Series 1999,
	Pre-refunded 07/15/09,
	5.250% 07/15/11	1,500,000	1,548,030
CT Fairfield
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,454,100
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2000 D-1,
	Pre-refunded 07/01/10,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,350,625
	Fairfield University,
	Series 1999 I,
	Pre-refunded 07/01/09,
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,058,500

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
	Trinity College,
	Series 2001 G,
	Pre-refunded 07/01/11,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,103,100
	5.500% 07/01/15	2,825,000	3,149,903
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.375% 11/01/12	5,000	5,742
	Series 2002 C:
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/18	15,000	16,886
	Pre-refunded 11/01/12,
	Insured: MBIA
	5.000% 11/01/18	1,985,000	2,256,330
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	201,003
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,212,959
CT Special Assessment Second Injury Fund Revenue
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,085,900
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,127,290
CT State
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	28,605
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.750% 11/01/11	1,000,000	1,043,310
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	914,910
CT Torrington
	Series 1999,
	Pre-refunded 09/15/09,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,351,012
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,122,820

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,126,770
CT Westport
	Series 1999,
	Pre-refunded 07/15/09,
	5.000% 07/15/18	1,890,000	1,948,363
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	588,571
	5.375% 08/15/15	1,550,000	1,658,701
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,278,366
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/40	1,000,000	1,035,430
Refunded/Escrowed Total			35,150,554
OTHER TOTAL			38,903,279
OTHER REVENUE — 0.7%
Recreation — 0.7%
CT Development Authority
	Mystic Marinelife Aquarium,
	Series 2007 A,
	LOC: Citibank N.A.
	4.625% 05/01/37	2,000,000	1,560,260
Recreation Total			1,560,260
OTHER REVENUE TOTAL			1,560,260
RESOURCE RECOVERY — 0.7%
Disposal — 0.7%
CT New Haven Solid Waste & Recycling Authority Revenue
	Series 2008,
	5.125% 06/01/23	1,520,000	1,548,698
Disposal Total			1,548,698
RESOURCE RECOVERY TOTAL			1,548,698
TAX-BACKED — 45.3%
Local General Obligations — 20.3%
CT Bridgeport
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,655,648
	Series 2004 C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,526,610

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	945,667
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	228,942
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,437,856
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	729,914
CT Easton
	Series 2001,
	4.750% 10/15/21	855,000	881,343
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,871,100
	Series 2008:
	5.000% 01/01/20	1,000,000	1,164,760
	5.000% 01/01/22	500,000	563,520
CT Farmington
	Series 2002,
	5.000% 09/15/19	820,000	887,683
CT Hartford County Metropolitan District
	Series 1989,
	6.700% 10/01/09	250,000	259,383
	Series 2002,
	5.000% 04/01/19	1,205,000	1,293,953
CT Hartford
	Series 2003,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,300,575
	Series 2005 C,
	Insured: MBIA
	5.000% 09/01/19	2,085,000	2,338,640
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	624,522
CT Montville
	Series 1994,
	5.300% 12/01/09	370,000	383,239
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,325,723

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.375% 11/01/12	995,000	1,102,321
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	2,052,253
	Series 2008,
	Insured: FSA
	5.000% 11/01/18	4,260,000	5,050,060
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,406,358
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,209,510
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,218,540
	4.750% 07/15/25	1,150,000	1,206,408
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,283,557
	5.000% 02/01/16	1,025,000	1,197,856
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,991,583
	5.250% 08/15/17	1,125,000	1,362,667
CT Watertown
	Series 2005,
	Insured: MBIA
	5.000% 08/01/17	1,060,000	1,240,348
CT Weston
	Series 2004,
	5.250% 07/15/15	1,300,000	1,550,861
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,337,472
CT Windham
	Series 2004,
	Insured: MBIA
	5.000% 06/15/15	785,000	921,888
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.750% 08/01/12	1,500,000	1,532,415
Local General Obligations Total			46,083,175

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — 8.4%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	442,784
	Series 1998 A,
	Insured: FGIC:
	5.250% 10/01/14	2,100,000	2,126,523
	5.500% 10/01/12	3,250,000	3,665,187
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	823,496
	Series 2009,
	4.250% 02/01/17	3,000,000	3,289,200
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	1,000,000	781,700
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(b) 12/01/28	3,000,000	851,610
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,602,710
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,001,816
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,500,000	2,575,275
Special Non-Property Tax Total			19,160,301
State Appropriated — 3.5%
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,708,354
CT University of Connecticut
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,138,968
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/13	2,000,000	2,253,080
	Series 2007 A,
	4.000% 04/01/24	2,100,000	2,042,796
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27	700,000	684,817
State Appropriated Total			7,828,015

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 13.1%
CT State
	Refunding:
	Series 2006 E,
	5.000% 12/15/20	3,000,000	3,347,520
	Series 1993 E,
	6.000% 03/15/12	975,000	1,108,185
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,078,700
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,796,325
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,050,890
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	698,754
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,224,400
	Series 2008 B,
	5.000% 04/15/22	5,415,000	5,918,270
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	4,500,000	3,401,730
	6.000% 07/01/16	1,000,000	1,027,010
	Public Improvement:
	Series 1998:
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,298,325
	Insured: MBIA
	5.250% 07/01/15	3,000,000	2,959,740
	Series 2004 A,
	5.000% 07/01/30	1,000,000	950,800
	Series 2006 A,
	5.250% 07/01/23	1,000,000	902,300
State General Obligations Total			29,762,949
TAX-BACKED TOTAL			102,834,440

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 5.6%
Investor Owned — 2.0%
CT Development Authority
	Pollution Control Revenue:
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	4,285,000	4,051,082
	Connecticut United Illuminating Co.,
	Series 2009,
	5.750% 06/01/26	500,000	500,270
Investor Owned Total			4,551,352
Joint Power Authority — 0.9%
CT State Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006 A,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,108,160
Joint Power Authority Total			2,108,160
Municipal Electric — 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	955,130
Municipal Electric Total			955,130
Water & Sewer — 2.3%
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 11/15/30	2,500,000	2,406,675
CT South Central Regional Water Authority
	Series 2007 A,
	Insured: MBIA
	5.250% 08/01/22	1,370,000	1,477,600
	5.250% 08/01/23	500,000	531,555
	Series 2008 B,
	Insured: MBIA
	5.250% 08/01/29	750,000	750,480
Water & Sewer Total			5,166,310
UTILITIES TOTAL			12,780,952

	Total Municipal Bonds (cost of $206,459,717)		210,130,440

		Shares
Investment Companies — 6.6%
	Columbia Connecticut Municipal Reserves, Retail A Shares
	(7 day yield of 0.836%)(c)(d)	5,297,000	5,297,000
	Dreyfus Municipal Cash Management Plus
	(7 day yield of 0.910%)	9,613,361	9,613,361

	Total Investment Companies (cost of $14,910,361)		14,910,361

11

		Par ($)	Value ($)
Short-Term Obligation — 0.3%
Variable Rate Demand Notes (e) — 0.3%
MI Higher Education Facilities Authority
	University of Detroit Mercy,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.650% 11/01/36	195,000	195,000
MO Health & Educational Facilities Authority
	Washington University,
	Series 2000 B,
	SPA: JPMorgan Chase Bank
	0.550% 03/01/40	200,000	200,000
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	0.800% 09/01/33	100,000	100,000
WI University Hospitals & Clinics
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.600% 04/01/34	200,000	200,000
VARIABLE RATE DEMAND NOTE TOTAL			695,000

	Total Short-Term Obligation (cost of $695,000)		695,000

	Total Investments — 99.5% (cost of $222,108,164)(f)(g)		225,735,801

	Other Assets & Liabilities, Net — 0.5%		1,236,222

	Net Assets — 100.0%		226,972,023

12

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. New Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$14,910,361	$—
	Level 2 – Other Significant Observable Inputs	210,825,440	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$225,735,801	$—

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

13

(b)	Zero coupon bond.

(c)	Investments in affiliates during the three month period ended January 31, 2009: Security Name: Columbia Connecticut Municipal Reserves, Retail A Shares (7 day yield of 0.836%)

Shares as of 10/31/08:	—
Shares purchased:	8,229,000
Shares sold:	(2,932,000)
Shares as of 01/31/09:	5,297,000
Dividend income earned:	$497
Value at end of period:	$5,297,000

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rate change periodically and the interest rates shown reflect the rates at January 31, 2009.

(f)	Cost for federal income tax purposes is $222,086,621.

(g)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,926,567	$(4,277,387)	$3,649,180

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

14

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 92.8%
EDUCATION — 21.7%
Education — 14.5%
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2002 E,
	Insured: MBIA
	5.250% 07/01/22	400,000	415,132
	Fairfield University,
	Series 2008 N,
	4.750% 07/01/27	1,000,000	906,900
	Quinnipiac University,
	Series 2007 I,
	Insured: MBIA
	4.375% 07/01/28	1,015,000	898,580
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	2,000,000	2,259,900
	Series 2007 J,
	Insured: MBIA:
	4.250% 07/01/31	1,000,000	812,720
	4.500% 07/01/37	1,500,000	1,244,415
	University of Connecticut,
	Series 2000 A,
	Insured: FGIC
	5.250% 11/15/14	2,135,000	2,368,035
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,000,000	994,330
	Yale University:
	Series 2003 X-1,
	5.000% 07/01/42	2,000,000	1,996,680
	Series 2007 Z-1,
	5.000% 07/01/42	1,500,000	1,497,510
Education Total			13,394,202
Prep School — 7.2%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/33	670,000	598,826
	Loomis Chaffee School:
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,800,282
	Series 2005 F,
	Insured: AMBAC:
	5.250% 07/01/25	2,035,000	2,181,337
	5.250% 07/01/26	1,045,000	1,115,381
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	999,298
Prep School Total			6,695,124
EDUCATION TOTAL			20,089,326

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — 6.9%
Hospitals — 4.1%
CT Health & Educational Facilities Authority
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,279,680
	Middlesex Hospital,
	Series 2006 L,
	Insured: FSA
	4.250% 07/01/36	1,000,000	703,520
	William W. Backus Hospital,
	Series F 2005,
	Insured: FSA
	5.125% 07/01/35	2,000,000	1,757,440
Hospitals Total			3,740,640
Intermediate Care Facilities — 0.8%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	217,936
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	506,055
Intermediate Care Facilities Total			723,991
Nursing Homes — 2.0%
CT Development Authority Health Facility
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	500,000	349,925
	5.500% 08/15/27	2,375,000	1,528,716
Nursing Homes Total			1,878,641
HEALTH CARE TOTAL			6,343,272
HOUSING — 3.1%
Multi-Family — 0.7%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	670,635
Multi-Family Total			670,635

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — 2.4%
CT Housing Finance Authority
	Series 2003 C-1,
	4.850% 11/15/23	1,000,000	1,014,140
	Series 2006, AMT,
	4.875% 11/15/36	1,500,000	1,221,090
Single-Family Total			2,235,230
HOUSING TOTAL			2,905,865
OTHER — 2.0%
Refunded/Escrowed(a) — 2.0%
CT Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	25,776
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	11,234
	Series 2002 C,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/20	10,000	11,257
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.000% 10/01/15	50,000	53,934
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC:
	5.500% 08/01/27	1,500,000	1,705,335
Refunded/Escrowed Total			1,807,536
OTHER TOTAL			1,807,536
RESOURCE RECOVERY — 3.3%
Disposal — 1.9%
CT New Haven Solid Waste Authority
	Series 2008,
	5.375% 06/01/28	1,750,000	1,730,173
Disposal Total			1,730,173
Resource Recovery — 1.4%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,310,010
Resource Recovery Total			1,310,010
RESOURCE RECOVERY TOTAL			3,040,183

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 44.5%
Local General Obligations — 27.0%
CT Bridgeport
	Series 1997 A,
	Insured: MBIA
	5.500% 08/15/19	1,500,000	1,509,375
	Series 2004 C,
	Insured: MBIA
	5.500% 08/15/21	1,225,000	1,175,057
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	2,001,547
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,180,880
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	729,914
CT Granby
	Series 1993,
	Insured: MBIA
	6.550% 04/01/10	175,000	184,984
	Series 2006,
	5.000% 02/15/26	540,000	615,616
CT Hartford County Metropolitan District
	Series 1993
	5.200% 12/01/13	500,000	577,885
CT New Britain
	Series 1993 A,
	Insured: MBIA
	6.000% 10/01/12	2,000,000	2,162,280
	Series 1993 B,
	Insured: MBIA
	6.000% 03/01/12	1,000,000	1,065,480
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,313,827
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	1,000,000	1,088,130

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,214,891
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,195,816
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	436,244
	5.000% 12/01/16	500,000	541,375
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,319,305
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,614,802
CT West Hartford
	Series 2005 B,
	5.000% 10/01/24	1,500,000	1,575,315
CT Westbrook
	Series 1992,
	Insured: MBIA
	6.300% 03/15/12	265,000	303,772
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,147,180
Local General Obligations Total			24,953,675
Special Non-Property Tax — 8.9%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,541,490
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,331,100
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,205,320
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	1,000,000	822,350
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(b) 07/01/35	2,000,000	271,860
Special Non-Property Tax Total			8,172,120

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 2.7%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	2,500,000	2,507,775
State Appropriated Total			2,507,775
State General Obligations — 5.9%
CT State
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,820,055
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,796,325
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	465,836
PR Commonwealth of Puerto Rico
	Public Improvement,
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,250,000	1,341,100
State General Obligations Total			5,423,316
TAX-BACKED TOTAL			41,056,886
TRANSPORTATION — 0.6%
Transportation — 0.6%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	570,460
Transportation Total			570,460
TRANSPORTATION TOTAL			570,460
UTILITIES — 10.7%
Municipal Electric — 5.8%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA
	5.250% 07/01/15	2,000,000	1,973,160
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,000,000	999,950
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	2,500,000	2,387,825
Municipal Electric Total			5,360,935

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 4.9%
CT Greater New Haven Water Pollution Control Authority
	Series 2008,
	Insured: FSA
	4.750% 11/15/28	600,000	571,818
CT South Central Regional Water Authority
	Series 2005,
	Insured: MBIA
	5.000% 08/01/30	1,870,000	1,800,847
	Series 2007 A:
	5.250% 08/01/23	1,000,000	1,063,110
	Insured: MBIA
	5.250% 08/01/24	1,000,000	1,047,470
Water & Sewer Total			4,483,245
UTILITIES TOTAL			9,844,180

	Total Municipal Bonds (cost of $87,861,099)		85,657,708

		Shares
Investment Companies — 6.4%
	Columbia Connecticut Municipal Reserves, Retail A Shares
	(7 day yield of 0.836%)(c)(d)	2,768,000	2,768,000
	Dreyfus Municipal Cash Management Plus
	(7 day yield of 0.910%)	3,134,539	3,134,539

	Total Investment Companies (cost of $5,902,539)		5,902,539

	Total Investments — 99.2% (cost of $93,763,638)(e)(f)		91,560,247

	Other Assets & Liabilities, Net — 0.8%		782,097

	Net Assets — 100.0%		92,342,344

7

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

8

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$5,902,539	$—
Level 2 – Other Significant Observable Inputs	85,657,708	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$91,560,247	$—

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Investments in affiliates during the three month period ended January 31, 2009: Security name: Columbia Connecticut Municipal Reserves, Retail A Shares (7 day yield of 0.836%)

Shares as of 10/31/08:	—
Shares purchased:	3,164,000
Shares sold:	(396,000)
Shares as of 01/31/09:	2,768,000
Net realized gain(loss):	$—
Dividend income earned:	$214
Value at end of period:	$2,768,000

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $93,738,406.

(f)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,204,425	$(5,382,584)	$(2,178,159)

9

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

10

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.6%
EDUCATION — 23.6%
Education — 19.4%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,166,768
MA Development Finance Agency
	Boston University:
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,018,240
	Series 2005 T-1,
	5.000% 10/01/39	2,000,000	1,753,680
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	2,000,000	2,046,340
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,405,275
MA Health & Educational Facilities Authority
	Boston College:
	Series 2008,
	5.500% 06/01/35	1,000,000	1,047,110
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,395,592
	Series 2009,
	5.500% 11/15/36	1,000,000	1,046,140
	Massachusetts Institute of Technology,
	Series 2002 K:
	5.375% 07/01/17	4,250,000	5,165,237
	5.500% 07/01/32	1,500,000	1,635,525
	Northeastern University,
	Series 2008 R,
	5.000% 10/01/28	1,000,000	934,590
	Tufts University,
	Series 2002 J:
	5.500% 08/15/16	1,250,000	1,491,875
	5.500% 08/15/18	1,000,000	1,193,720
Education Total			25,300,092
Prep School — 2.4%
MA Development Finance Agency
	Dexter School,
	Series 2007,
	4.500% 05/01/26	1,600,000	1,405,168
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	833,840
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	825,630
Prep School Total			3,064,638

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 1.8%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,382,129
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	1,000,000	984,030
Student Loan Total			2,366,159
EDUCATION TOTAL			30,730,889
HEALTH CARE — 10.9%
Continuing Care Retirement — 2.4%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/18	950,000	754,376
MA Development Finance Agency
	Linden Ponds, Inc.,
	Series 2007 A,
	5.750% 11/15/42	3,000,000	1,600,050
	Loomis House, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	813,550
Continuing Care Retirement Total			3,167,976
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,200,000	829,404
Health Services Total			829,404
Hospitals — 5.3%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,027,020
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	790,000	741,897
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,110,675
	Tri-County Medical Associates, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,050,239

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2
	(a) 08/01/10	3,000,000	2,925,780
Hospitals Total			6,855,611
Intermediate Care Facilities — 0.9%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	481,748
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	825,000	689,584
Intermediate Care Facilities Total			1,171,332
Nursing Homes — 1.7%
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	810,000	824,151
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	1,955,000	1,368,500
Nursing Homes Total			2,192,651
HEALTH CARE TOTAL			14,216,974
HOUSING — 1.6%
Assisted Living/Senior — 0.5%
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,145,000	630,139
Assisted Living/Senior Total			630,139
Multi-Family — 1.1%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	1,500,000	1,423,965
Multi-Family Total			1,423,965
HOUSING TOTAL			2,054,104
OTHER — 20.9%
Other — 2.9%
MA Development Finance Agency
	WGBH Educational Foundation:
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	1,959,380
	Series 2008 A,
	Insured: AGO
	4.500% 01/01/39	2,000,000	1,728,980
Other Total			3,688,360

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Pool/Bond Bank — 3.2%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	3,036,910
	Series 2002-8,
	5.000% 08/01/17	20,000	21,763
	Series 2005-11,
	4.750% 08/01/23	25,000	25,837
	Series 2006,
	5.250% 08/01/24	1,000,000	1,111,250
Pool/Bond Bank Total			4,195,760
Refunded/Escrowed(b) — 14.8%
MA College Building Authority
	Series 1999 A,
	Insured: MBIA,
	Escrowed to Maturity:
	(a) 05/01/18	7,760,000	5,808,050
	(a) 05/01/23	6,000,000	3,308,700
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	905,000	1,021,048
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	Pre-refunded 01/01/12,
	6.000% 07/01/31	210,000	238,968
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	2,000,000	2,301,980
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	2,100,000	2,651,859
	Series 1993 C,
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	704,629
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	Escrowed to Maturity,
	5.500% 07/01/14	5,000	5,965

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(b) — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity
	5.375% 06/01/19	2,190,000	2,549,861
	Series 2002 E,
	Escrowed to Maturity:
	6.000% 08/01/26	600,000	704,964
Refunded/Escrowed Total			19,296,024
OTHER TOTAL			27,180,144
OTHER REVENUE — 1.0%
Hotels — 1.0%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,220,000	1,342,034
Hotels Total			1,342,034
OTHER REVENUE TOTAL			1,342,034
TAX-BACKED — 19.9%
Local General Obligations — 1.2%
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,529,554
Local General Obligations Total			1,529,554
Special Non-Property Tax — 7.3%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,733,025
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,116,260
	Series 2008 B,
	5.250% 07/01/27	710,000	773,368
MA Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,460,225
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	1,000,000	1,073,410
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,500,000	1,545,165

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	813,880
Special Non-Property Tax Total			9,515,333
State General Obligations — 11.4%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	1,500,000	1,887,120
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,725,000	4,389,242
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,528,425
MA State
	Series 2001 D,
	5.500% 11/01/15	1,000,000	1,202,720
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	450,000	542,227
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,131,790
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	5.500% 07/01/14	495,000	489,283
PR Commonwealth of Puerto Rico
	Public Improvement:
	Series 1998,
	5.250% 07/01/18	1,000,000	939,720
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,750,000	1,877,540
	Series 2007 A,
	5.500% 07/01/21	1,000,000	939,930
State General Obligations Total			14,927,997
TAX-BACKED TOTAL			25,972,884
TRANSPORTATION — 4.6%
Air Transportation — 1.2%
MA Port Authority
	Bosfuel Corp.,
	Series 2007, AMT,
	Insured: FGIC
	5.000% 07/01/32	2,000,000	1,536,860
Air Transportation Total			1,536,860

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Airports — 2.5%
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	2,000,000	1,902,860
	Series 2007 A,
	Insured: FSA
	4.500% 07/01/37	1,500,000	1,314,180
Airports Total			3,217,040
Toll Facilities — 0.9%
MA Turnpike Authority
	Series 1997 C,
	Insured: MBIA
	(a) 01/01/20	2,000,000	1,205,560
Toll Facilities Total			1,205,560
TRANSPORTATION TOTAL			5,959,460
UTILITIES — 11.1%
Municipal Electric — 1.7%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	978,480
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/29	1,000,000	848,720
	Series 2008 WW,
	5.000% 07/01/28	500,000	408,855
Municipal Electric Total			2,236,055
Water & Sewer — 9.4%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	855,000	942,031
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,465,255
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	444,401
	Insured: MBIA
	5.250% 12/01/15	1,070,000	1,219,254
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/19	1,000,000	1,177,930

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
	5.500% 08/01/21	2,500,000	2,909,825
Water & Sewer Total			12,158,696
UTILITIES TOTAL			14,394,751

	Total Municipal Bonds (cost of $121,147,778)		121,851,240

		Shares
Investment Companies — 5.2%
	Columbia Massachusetts Municipal Reserves, Retail A Shares (7 day yield of 0.480%)(c)(d)	4,533,000	4,533,000
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.294%)	2,200,035	2,200,035

	Total Investment Companies (cost of $6,733,035)		6,733,035

		Par ($)
Short-Term Obligation — 0.4%
Variable Rate Demand Note(e) — 0.4%
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	0.400% 11/01/49	500,000	500,000
Variable Rate Demand Note Total			500,000

	Total Short-Term Obligation (cost of $500,000)		500,000

	Total Investments — 99.2% (cost of $128,380,813)(f)(g)		129,084,275

	Other Assets & Liabilities, Net — 0.8%		1,033,614

	Net Assets — 100.0%		130,117,889

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$6,733,035	$—
	Level 2 — Other Significant Observable Inputs	120,982,740	—
	Level 3 — Significant Unobservable Inputs	1,368,500	—
	Total	$129,084,275	$—

9

The following table reconciles asset balances for the three months ending January 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of November 30, 2008	$—	$—
Accretion of discounts/ Amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(237,630)	—
Net purchases/sales	—	—
Transfers into Level 3	1,606,130	—
Balance as of January 31, 2009	$1,368,500	$—

The change in unrealized losses attributable to securities owned at January 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $237,630.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Zero coupon bond.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Investments in affiliates during the three month period ended January 31, 2009: Security name: Columbia Massachusetts Municipal Reserves, Retail A Shares (7 day yield of 0.480%).

Shares as of 10/31/08:	—
Shares purchased:	4,787,000
Shares sold:	(254,000)
Shares as of 01/31/09:	4,533,000
Net realized gain/loss:	$—
Dividend income earned:	$425
Value at end of period:	$4,533,000

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(e)

These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. These interest rates change periodically and the interest rates shown reflect the rates at January 31, 2009.

(f)	Cost for federal income tax purposes is $128,123,981.
(g)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,473,117	$(8,512,823)	$960,294

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

10

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 89.2%
EDUCATION — 12.1%
Education — 11.4%
NY Dormitory Authority
	Columbia University,
	Series 2008,
	5.000% 07/01/38	500,000	501,470
	New York University:
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,235,740
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,045,830
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/30	1,000,000	971,170
	Teachers College,
	Series 2009,
	5.500% 03/01/39	430,000	408,964
	University of Rochester:
	Series 2000 A,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	370,000	364,247
	Series 2007,
	5.000% 07/01/27	1,000,000	971,820
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	370,605
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	940,890
Education Total			7,810,736
Prep School — 0.7%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	486,744
Prep School Total			486,744
EDUCATION TOTAL			8,297,480
HEALTH CARE — 10.9%
Continuing Care Retirement — 2.7%
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A,
	6.750% 07/01/28	500,000	383,415

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
NY Nassau County Industrial Development Agency
	Amsterdam at Harborside,
	Series 2007 A,
	6.700% 01/01/43	750,000	548,685
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,335,000	892,247
Continuing Care Retirement Total			1,824,347
Hospitals — 6.1%
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/32	750,000	518,782
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.700% 02/15/35	1,000,000	827,270
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	812,050
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	1,000,000	627,850
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	650,000	474,026
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	250,000	252,840
	Series 2007 B,
	5.250% 12/01/32	500,000	382,660
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	320,000	278,272
Hospitals Total			4,173,750
Nursing Homes — 2.1%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	414,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,055,000	1,058,724
Nursing Homes Total			1,472,724
HEALTH CARE TOTAL			7,470,821
HOUSING — 4.9%
Assisted Living/Senior — 3.6%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,155,975
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	1,000,000	847,760
	6.200% 06/01/29	615,000	459,196
Assisted Living/Senior Total			2,462,931
Single-Family — 1.3%
NY Mortgage Agency
	Series 2007 148, AMT,
	5.200% 10/01/32	1,000,000	881,140
Single-Family Total			881,140
HOUSING TOTAL			3,344,071
OTHER — 9.2%
Other — 0.6%
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	461,675
Other Total			461,675
Pool/Bond Bank — 4.4%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,083,280
	Series 2006 A,
	4.750% 06/15/31	1,000,000	949,720
	Series 2008 A,
	5.000% 06/15/37	1,000,000	974,780
Pool/Bond Bank Total			3,007,780

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(b) — 4.2%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(c) 07/01/25	3,000,000	1,484,730
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	630,000	625,672
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	500,000	636,925
NY Urban Development Corp.
	Series 2002 A,
	Pre-refunded 01/01/11,
	5.500% 01/01/17	105,000	114,023
Refunded/Escrowed Total			2,861,350
OTHER TOTAL			6,330,805
OTHER REVENUE — 1.1%
Recreation — 1.1%
NY Trust Cultural Resources
	Museum of Modern Art,
	Series 2008 1A,
	5.000% 04/01/31	750,000	725,550
Recreation Total			725,550
OTHER REVENUE TOTAL			725,550
TAX-BACKED — 29.5%
Local Appropriated — 2.5%
NY Dormitory Authority
	Series 2001 2-4,
	4.750% 01/15/30	1,000,000	909,660
	Westchester County,
	Series 1998,
	(c) 08/01/19	1,200,000	814,476
Local Appropriated Total			1,724,136
Local General Obligations — 1.8%
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,260,210
Local General Obligations Total			1,260,210
Special Non-Property Tax — 20.1%
NY Dormitory Authority
	Series 2008-B:
	5.250% 03/15/38	500,000	497,015
	5.750% 03/15/36	500,000	520,605

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,484,405
	Series 1993 E:
	5.000% 04/01/21	5,650,000	6,080,869
	6.000% 04/01/14	2,945,000	3,360,598
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	813,880
Special Non-Property Tax Total			13,757,372
State Appropriated — 5.1%
NY Dormitory Authority
	Series 1993,
	6.000% 07/01/20	2,000,000	2,262,300
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,194,910
State Appropriated Total			3,457,210
TAX-BACKED TOTAL			20,198,928
TRANSPORTATION — 9.3%
Air Transportation — 2.9%
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	7.750% 08/01/31	1,000,000	699,080
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/24	1,500,000	1,276,335
Air Transportation Total			1,975,415
Ports — 3.1%
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,103,380
Ports Total			2,103,380
Toll Facilities — 1.4%
NY Thruway Authority
	Series 2007,
	Insured: FGIC
	5.000% 01/01/27	1,000,000	972,280
Toll Facilities Total			972,280

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 1.9%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,323,975
Transportation Total			1,323,975
TRANSPORTATION TOTAL			6,375,050
UTILITIES — 12.2%
Independent Power Producers — 1.1%
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	756,520
Independent Power Producers Total			756,520
Investor Owned — 3.5%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.:
	Series 1993, IFRN,
	8.530% 04/01/20(d)	1,500,000	1,539,360
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	1,000,000	851,020
Investor Owned Total			2,390,380
Municipal Electric — 4.7%
NY Long Island Power Authority
	Series 2000,
	Insured: FSA
	(c) 06/01/18	1,000,000	707,160
	Series 2008 A,
	6.000% 05/01/33	1,000,000	1,018,280
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,499,925
Municipal Electric Total			3,225,365
Water & Sewer — 2.9%
NY Great Neck North Water Authority
	Series 2008,
	5.000% 01/01/33	690,000	673,047
NY New York City Municipal Water Finance Authority
	Series 2008,
	4.500% 06/15/38	1,000,000	864,170

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
	Series 2009,
	5.250% 06/15/40	500,000	490,245
Water & Sewer Total			2,027,462
UTILITIES TOTAL			8,399,727

	Total Municipal Bonds (cost of $62,497,197)		61,142,432

		Shares
Investment Companies — 9.9%
	Columbia New York Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.580%)(e)(f)	4,189,000	4,189,000
	Dreyfus Cash Management Plus (7 day yield of 1.081%)	2,616,531	2,616,531

	Total Investment Companies (cost of $6,805,531)		6,805,531

		Par ($)
Short-Term Obligation — 0.2%
Variable Rate Demand Note (g) — 0.2%
NY New York City
	Series 1993 A-8,
	LOC: JPMorgan Chase
	0.350% 08/01/18	100,000	100,000
Variable Rate Demand Note Total			100,000

	Total Short-Term Obligation (cost of $100,000)		100,000

	Total Investments — 99.3% (cost of $69,402,728)(h)(i)		68,047,963

	Other Assets & Liabilities, Net — 0.7%		504,084

	Net Assets — 100.0%		68,552,047

7

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$6,805,531	$—
	Level 2 — Other Significant Observable Inputs	61,242,432	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$68,047,963	$—

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2009.

(e)	Investments in affiliates during the three month period ended January 31, 2009: Security name: Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.580%)
	Shares as of 10/31/08:		—
	Shares purchased:		5,302,000
	Shares sold:		(1,113,000)
	Shares as of 01/31/09:		4,189,000
	Net realized gain/loss:		$—
	Dividend income earned:		$456
	Value at end of period:		$4,189,000

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)

This security is payable upon demand and secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflect the rate at January 31, 2009.

(h)	Cost for federal income tax purposes is $68,643,478.

(i)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:
	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$5,135,783	$(5,731,298)	$(595,515)

9

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

10

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.9%
EDUCATION — 2.9%
Education — 2.9%
CA Municipal Finance Authority
	Biola University,
	Series 2008 A,
	5.625% 10/01/23	3,000,000	2,464,950
CA University
	Series 2008 A,
	5.000% 11/01/22	5,000,000	5,255,950
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,129,950
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,
	5.250% 04/01/17	610,000	572,491
FL Volusia County Educational Facilities Authority
	Embry-Riddle Aeronautical University,
	Series 1999 A,
	5.750% 10/15/29	2,380,000	1,953,861
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,096,770
	5.375% 10/01/18	2,000,000	2,173,460
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,128,620
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,094,120
KS Washburn University
	Topeka Living Learning,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	933,660
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	593,635
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/24	2,670,000	2,985,995

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Education — (continued)
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,220,440
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,191,610
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,217,190
NY Dormitory Authority
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	6,345,000	7,182,730
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/23	5,245,000	5,550,102
OH University
	Series 2009 A,
	5.000% 12/01/16	4,000,000	4,651,240
PA Erie Higher Education Building Authority
	Mercyhurst College,
	Series 2004 B,
	5.000% 03/15/14	255,000	249,377
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,686,975
	State Systems Higher Education,
	Series 2001 T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	797,865
	University of Sciences,
	Series 2005 A,
	Insured: SYNC
	5.000% 11/01/16	360,000	398,700
	Widener University,
	Series 2003,
	5.000% 07/15/10	500,000	505,025
PA University
	Series 2002,
	5.250% 08/15/11	1,000,000	1,094,510
RI Health & Educational Building Corp.
	Series 2003,
	Insured: SYNC
	5.250% 04/01/15	1,500,000	1,568,760

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Education — (continued)
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC:
	6.000% 12/01/09	595,000	605,389
	6.000% 12/01/16	500,000	584,420
TX Alamo Community College District
	Series 2001,
	Insured: FSA
	5.375% 11/01/16	540,000	586,408
TX Houston Community College System
	Series 2001 A,
	Insured: MBIA
	5.375% 04/15/15	520,000	553,363
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: MBIA
	5.000% 10/15/19	2,000,000	2,127,560
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,383,500
	Series 2006 D,
	5.000% 08/15/18	10,000,000	11,461,800
Education Total			70,000,426
EDUCATION TOTAL			70,000,426
HEALTH CARE — 10.0%
Continuing Care Retirement — 1.9%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	782,670
FL Lakeland
	Carpenters Retirement Community,
	Series 2008,
	5.875% 01/01/19	1,875,000	1,571,213
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	4,980,456
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers,
	Series 2005,
	5.000% 07/01/13	3,670,000	3,287,733
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	2,441,520

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
FL St. John’s County Industrial Development Authority
	Vicars Landing,
	Series 2007,
	5.000% 02/15/17	1,625,000	1,438,645
IL Finance Authority
	Monarch Landing, Inc.,
	Series 2007 A:
	5.500% 12/01/13	2,200,000	1,920,776
	6.000% 12/01/17	3,590,000	2,826,263
	Sedgebrook, Inc.,
	Series 2007 A:
	5.400% 11/15/16	2,165,000	1,633,882
	5.875% 11/15/22	8,000,000	5,347,840
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	6,000,000	5,228,640
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.250% 05/15/22	2,650,000	1,835,629
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,
	5.000% 10/01/17	1,040,000	818,854
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	1,500,000	948,540
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.250% 12/01/26	7,000,000	5,275,270
NC Medical Care Commission
	Givens Estates,
	Series 2007,
	5.000% 07/01/27	3,375,000	2,313,596
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	2,375,000	1,971,203
PA Delaware County Authority
	Dunwoody Village, Inc.,
	Series 2003 A,
	5.000% 04/01/09	500,000	500,510

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	2,614,725
Continuing Care Retirement Total			47,737,965
Hospitals — 7.9%
AL Health Care Authority for Baptist Health
	Series 2006 D,
	5.000% 11/15/18	2,250,000	2,160,585
AR Washington County Hospital
	Washington Regional Medical Center,
	Series 2005 B:
	5.000% 02/01/16	1,000,000	987,060
	5.000% 02/01/17	2,000,000	1,952,360
AZ Maricopa County Industrial Development Authority
	Catholic Healthcare West,
	Series 2007 A,
	5.000% 07/01/18	3,500,000	3,461,045
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004,
	4.450% 07/01/26(a)	1,010,000	1,008,455
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/19	10,390,000	8,682,507
CA Municipal Finance Authority
	Community Hospital Central California,
	Series 2007:
	5.000% 02/01/21	1,070,000	874,704
	5.000% 02/01/22	1,500,000	1,190,880
CA Rancho Mirage Joint Powers Financing Authority
	Series 1997 B,
	Insured: MBIA
	4.875% 07/01/22	1,730,000	1,530,358
CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2007 B,
	5.000% 10/15/22	3,590,000	2,495,409
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008 D,
	5.500% 10/01/38(a)	5,000,000	5,224,650
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A:
	5.250% 11/15/11	2,125,000	2,252,606
	5.250% 11/15/14	1,000,000	1,093,710

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
FL Highlands County Health Facilities Authority
	Adventist Health Systems:
	Series 2005 A,
	5.000% 11/15/20(a)	1,000,000	985,920
	Series 2005 B:
	5.000% 11/15/20	875,000	862,680
	5.000% 11/15/22	740,000	699,026
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22(a)	1,000,000	944,630
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	951,290
FL Lee Memorial Health System Hospital Board
	Series 2002 A,
	Insured: FSA
	5.750% 04/01/15	1,000,000	1,073,670
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	5.250% 10/01/11	1,935,000	1,997,268
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	1,700,000	1,827,126
FL Sarasota County Public Hospital Board
	Series 1998 B,
	Insured: MBIA
	5.250% 07/01/11	1,750,000	1,808,065
FL South Broward Hospital District
	Series 2003 A,
	Insured: MBIA:
	5.250% 05/01/12	3,955,000	4,172,050
	5.250% 05/01/13	1,500,000	1,605,255
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,791,088
	5.500% 11/15/15	1,995,000	2,060,037
	5.500% 11/15/16	1,980,000	2,029,441

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: MBIA:
	5.500% 11/15/13	6,080,000	6,397,862
	5.500% 11/15/14	6,000,000	6,314,340
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,122,100
KS Lawrence Memorial Hospital
	Series 2003,
	5.250% 07/01/11	1,005,000	1,036,708
KS Manhattan Hospital
	Mercy Health Care Center,
	Series 2001,
	Insured: FSA
	5.250% 08/15/10	1,005,000	1,041,260
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,256,100
MA Health & Educational Facilities Authority
	CareGroup, Inc.,
	Series 2008 E-2:
	5.375% 07/01/20	9,720,000	9,299,804
	5.375% 07/01/22	13,345,000	12,282,605
	Partners HealthCare System, Inc.,
	Series 2001 C:
	6.000% 07/01/14	1,000,000	1,082,080
	6.000% 07/01/17	45,000	48,518
MI Saginaw Hospital Finance Authority
	Covenant Medical Center,
	Series 2004 G,
	5.125% 07/01/22	10,560,000	9,901,056
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	3,000,000	2,358,570
	5.250% 10/01/27	3,700,000	2,682,389
NH Health & Education Facilities Authority
	Southern New Hampshire Medical Center,
	Series 2007,
	5.250% 10/01/23	7,000,000	6,415,290
NM Farmington Hospital
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	493,225
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A:
	5.250% 11/15/16	1,750,000	1,653,488
	5.250% 11/15/17	1,250,000	1,163,100

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	716,429
	5.000% 08/01/15	545,000	527,958
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,467,410
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,508,806
	5.625% 10/01/15	3,000,000	3,171,360
	5.625% 10/01/16	3,000,000	3,156,480
OH Montgomery County
	Catholic Health Initiatives,
	Series 2008 D,
	5.250% 10/01/38(a)	8,000,000	8,203,520
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,612,099
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	271,630
PA Northampton County General Purpose Authority
	St. Lukes Hospital Bethlehem,
	Series 2008 A:
	5.000% 08/15/20	3,480,000	2,952,188
	5.125% 08/15/21	3,715,000	3,106,817
	5.250% 08/15/22	1,965,000	1,622,108
TN Sullivan County Health, Educational & Housing Facilities Board
	Series 2006 C,
	5.000% 09/01/22	3,750,000	2,580,225
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,085,400
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,337,220

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	4,919,550
TX Tarrant County Hospital District
	Series 2002,
	Insured: MBIA
	5.500% 08/15/13	1,355,000	1,449,403
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,564,200
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 1999 A,
	5.600% 02/15/29	7,615,000	5,460,945
	Wheaton Franciscan Healthcare,
	Series 2006:
	5.125% 08/15/23	13,065,000	8,786,735
	5.125% 08/15/26	10,000,000	6,359,500
Hospitals Total			192,130,353
Nursing Homes — 0.2%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,131,799
	5.500% 07/01/21	1,530,000	1,143,583
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	758,830
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/27	1,350,000	779,760
Nursing Homes Total			4,813,972
HEALTH CARE TOTAL			244,682,290
HOUSING — 1.2%
Assisted Living/Senior — 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Guarantor: GNMA
	6.300% 09/20/38	3,715,000	3,735,581
Assisted Living/Senior Total			3,735,581

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — 0.5%
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	7.000% 07/15/32	1,965,000	1,556,988
	TCB Shadow Run,
	Series 2000 A,
	LIQ FAC: FNMA
	5.150% 11/01/30(a)	4,300,000	4,507,217
FL Collier County Finance Authority
	Goodlette Arms,
	Series 2002 A-1,
	LIQ FAC: FNMA
	4.900% 02/15/32(a)	3,250,000	3,467,523
LA Housing Finance Agency
	Series 2006 A,
	Insured: FHA
	4.750% 12/01/31	1,485,000	1,424,174
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A:
	4.650% 10/01/14	480,000	433,958
	5.500% 10/01/24	1,575,000	1,204,560
Multi-Family Total			12,594,420
Single-Family — 0.5%
AZ Tucson & Pima County Industrial Development Authority
	Series 2001 A-1, AMT,
	Guarantor: GNMA:
	6.000% 07/01/21	165,000	167,467
	6.350% 01/01/34	105,000	105,360
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	5,000,000	4,711,500
FL Escambia County Housing Finance Authority
	Series 1999, AMT,
	Guarantor: GNMA
	4.500% 10/01/09	365,000	369,635
	Series 2000 A, AMT,
	Insured: MBIA
	6.300% 10/01/20	50,000	50,843
FL Housing Finance Agency
	Series 1997-2, AMT,
	Insured: MBIA
	5.750% 07/01/14	655,000	674,630
FL Housing Finance Corp.
	Series 1998-1,
	Insured: MBIA:
	4.950% 01/01/11	525,000	529,588
	4.950% 07/01/11	730,000	736,147

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — (continued)
KS Sedgwick & Shawnee Counties
	Mortgage-Backed Securities Program,
	Series 2003, AMT,
	Guarantor: GNMA
	6.050% 06/01/27	390,000	399,844
NC Housing Finance Agency
	Series 1997 RR, AMT,
	Insured: FHA
	5.850% 09/01/28	615,000	615,615
NM Mortgage Finance Authority
	Series 1998 B-3,
	Guarantor: GNMA
	5.500% 07/01/28	260,000	260,471
	Series 2001 B-2, AMT,
	Guarantor: GNMA
	6.200% 09/01/32	1,395,000	1,405,546
	Series 2002 B-2, AMT,
	Guarantor: GNMA
	6.350% 03/01/33	990,000	1,024,571
	Series 2002 PG-A-2, AMT,
	Guarantor: GNMA
	6.450% 03/01/33(a)	640,000	645,523
OR Housing & Community Services Department Mortgage
	Series 1997 H, AMT,
	5.150% 07/01/09	50,000	50,477
	Series 2000 H,
	Insured: FHA
	5.550% 07/01/21	95,000	95,953
TN Housing Development Agency
	Home Ownership Program,
	Series 1998, AMT,
	4.950% 07/01/10	1,020,000	1,037,228
Single-Family Total			12,880,398
HOUSING TOTAL			29,210,399
INDUSTRIALS — 1.4%
Forest Products & Paper — 0.7%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,182,696
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	409,955
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	7,593,303

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Forest Products & Paper — (continued)
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	2,600,000	2,163,720
TX Gulf Coast Waste Disposal Authority
	International Paper Co.,
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	4,001,482
Forest Products & Paper Total			16,351,156
Oil & Gas — 0.7%
CA Southern California Public Power Authority
	Series 2007,
	5.250% 11/01/22	2,500,000	1,918,650
GA Main Street Natural Gas, Inc.
	Series 2007 A:
	5.125% 09/15/17	1,000,000	843,820
	5.250% 09/15/18	1,000,000	836,270
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	5,000,000	3,737,650
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/12	5,500,000	5,002,470
TX SA Energy Acquisition Public Facility Corp.
	Series 2007,
	5.250% 08/01/16	4,450,000	3,850,363
Oil & Gas Total			16,189,223
Other Industrial Development Bonds — 0.0%
MI Strategic Fund Ltd. Obligation
	NSF International,
	Series 2004,
	5.000% 08/01/13	820,000	809,840
Other Industrial Development Bonds Total			809,840
INDUSTRIALS TOTAL			33,350,219
OTHER — 13.2%
Other — 0.4%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/13	5,000,000	4,863,750
	5.000% 12/01/15	5,000,000	4,735,950
Other Total			9,599,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Pool/Bond Bank — 2.2%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15	1,000,000	1,016,290
FL Municipal Loan Council
	Series 2002 A,
	Insured: MBIA
	5.500% 05/01/13	1,000,000	1,097,200
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/19	1,015,000	1,070,967
FL Water Pollution Control Financing
	Series 2001,
	5.500% 01/15/13	1,390,000	1,500,519
KS Development Finance Authority
	Water Pollution Control Revolving Fund:
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,177,650
	Series 2002 II,
	5.500% 11/01/15	105,000	117,271
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,123,525
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,481,603
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	8,944,578
NY Dormitory Authority
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,680,102
NY Environmental Facilities Corp.
	Pollution Control,
	Series 1994,
	5.750% 06/15/09	10,000	10,190
OH Water Development Authority
	Pollution Control,
	Series 2005 B,
	(b) 06/01/15	2,000,000	1,675,880
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,342,100
	Series 2002:
	5.500% 07/01/12	15,000,000	16,486,350
	5.750% 07/01/17	2,000,000	2,166,240

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Pool/Bond Bank — (continued)
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	795,822
PA Industrial Development Authority Economic Development
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,074,040
TX Water Development Board
	Series 1999 B,
	5.625% 07/15/21	1,500,000	1,533,615
VA Resources Authority
	Series 2007,
	5.000% 10/01/17	3,760,000	4,440,259
Pool/Bond Bank Total			54,734,201
Refunded/Escrowed(c) — 9.4%
AL Birmingham Waterworks & Sewer Board
	Series 2002 B,
	Pre-refunded 01/01/13,
	Insured: MBIA
	5.000% 01/01/37	15,000,000	17,009,400
AL Birmingham
	Series 2001 A,
	Pre-refunded 11/01/11,
	5.250% 05/01/17	2,000,000	2,233,300
AZ School Facilities Board
	Certificates of Participation,
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: MBIA
	5.250% 09/01/14	10,000,000	11,516,800
AZ University of Arizona
	Certificates of Participation,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: AMBAC
	5.500% 06/01/15	455,000	515,429
CA Department of Water Resources
	Series 2002 X,
	Escrowed to Maturity,
	5.500% 12/01/15	10,000	12,341
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Refunded to various dates/prices,
	6.250% 06/01/33	3,265,000	3,613,278
CA Health Facilities Financing Authority
	Catholic West,
	Series 2004 H,
	Pre-refunded 07/01/11,
	4.450% 07/01/26(a)	90,000	97,291

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) – (continued)
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: MBIA
	5.250% 12/15/13	7,385,000	8,221,203
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Pre-refunded 06/15/16,
	Insured: AMBAC
	(d) 06/15/21 (5.700% 06/15/11)	4,000,000	4,298,840
CT Special Tax Obligation
	Transportation Infrastructure,
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,112,700
FL Highlands County Health Facilities Authority
	Adventist Health System,
	Series 2005 B,
	Pre-refunded 11/15/15:
	5.000% 11/15/20	125,000	146,662
	5.000% 11/15/22	260,000	305,058
FL Hillsborough County School Board District
	Series 2002,
	Pre-refunded 10/01/11,
	Insured: AMBAC
	5.375% 10/01/13	1,060,000	1,177,978
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	Pre-refunded 10/01/09,
	5.250% 10/01/11	90,000	93,719
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	4,705,000	5,853,773
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	115,000	142,031
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,202,516

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
FL Orlando Utilities Commission
	Series 2002 C,
	Pre-refunded 10/01/12,
	5.250% 10/01/16	1,290,000	1,459,583
FL Port St. Lucie Utilities
	Series 2003,
	Pre-refunded 09/01/13,
	Insured: MBIA
	5.000% 09/01/16	1,000,000	1,154,880
FL Reedy Creek Improvement District Utilities
	Series 2003 1,
	Pre-refunded 10/01/13,
	Insured: MBIA
	5.250% 10/01/15	1,490,000	1,741,035
FL Seminole County Sales Tax
	Series 2001,
	Pre-refunded 10/01/11,
	Insured: FGIC
	5.375% 10/01/13	1,295,000	1,451,695
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12:
	5.500% 05/01/22	1,000,000	1,141,530
	5.600% 05/01/27	4,000,000	4,578,800
GA Municipal Electric Authority
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	186,315
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	49,535
HI University of Hawaii
	Series 2002 A,
	Pre-refunded 07/15/12,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,139,390
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,748,942
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,655,900
IL Health Facilities Authority
	Galesburg Cottage Hospital,
	Series 2000,
	Pre-refunded 05/01/10,
	Insured: RAD
	6.000% 05/01/15	1,500,000	1,591,890

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(b) 01/01/17	600,000	476,178
IL State
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.375% 12/01/13	10,000,000	11,495,600
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,820,653
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,886,692
KS Development Finance Authority
	Water Pollution Revolving Fund II,
	Series 2002,
	Pre-refunded 11/01/12,
	5.500% 11/01/15	895,000	1,030,091
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(b) 12/01/14	2,175,000	1,890,880
KS Shawnee County Unified School District No. 501
	Series 2002,
	Pre-refunded 02/01/12,
	5.000% 02/01/14	1,000,000	1,107,900
KS Shawnee County
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.250% 09/01/17	1,660,000	1,885,245
KS Wyandotte County School District No. 204
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	6.375% 09/01/11	365,000	413,654
KS Wyandotte County School District No. 500
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.000% 09/01/20	1,890,000	2,129,974
MA Health & Educational Facilities Authority
	Partners Healthcare Systems,
	Series 2001 C,
	Pre-refunded 07/01/11,
	6.000% 07/01/17	1,205,000	1,351,130

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
MA State
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,309,210
ME Municipal Bond Bank
	Series 2002 A,
	Pre-refunded 11/01/11,
	5.375% 11/01/16	355,000	395,307
MI Building Authority
	Series 2003 II,
	Pre-refunded 10/15/13,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,148,790
MI Detroit Sewage Disposal Revenue
	Series 2003 A,
	Pre-refunded 07/01/13,
	Insured: FSA
	5.000% 07/01/14	7,180,000	8,220,813
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Escrowed to Maturity,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,721,985
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,833,360
NJ Transportation Trust Fund Authority
	Series 1999 A,
	Escrowed to Maturity,
	5.625% 06/15/14	2,000,000	2,397,700
NJ Turnpike Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 01/01/11	875,000	956,909
	6.000% 01/01/13	925,000	1,085,173
NY Dormitory Authority
	Columbia University,
	Series 2001 A,
	Pre-refunded 07/01/11,
	5.250% 07/01/20	2,000,000	2,223,720
NY Environmental Facilities Corp.
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	50,000	51,009

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,711,540
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,694,934
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,763,438
NY New York City Transitional Finance Authority
	Series 1998 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	170,000	196,945
NY New York City
	Series 2002 G,
	Pre-refunded 08/01/12,
	5.750% 08/01/18	380,000	438,991
OH London City School District
	Series 2001,
	Pre-refunded 12/01/11,
	Insured: FGIC
	5.500% 12/01/15	375,000	419,711
OH State
	Series 2001 A,
	5.000% 06/15/12	5,000,000	5,292,100
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,236,727
PA Central Dauphin School District
	Series 1998 AA,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 12/01/13	205,000	237,993
PA Chambersburg Area School District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.000% 06/15/12	300,000	327,129
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 09/01/21	2,210,000	1,360,830
PA Ephrata Area School District
	Series 2001 A,
	Pre-refunded 10/15/11,
	Insured: FGIC
	5.000% 04/15/14	750,000	826,807
PA Philadelphia School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,091,380

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
	Series 2002 A,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,122,570
PA Warwick School District
	Lancaster County,
	Series 2001,
	Pre-refunded 08/15/11,
	Insured: FGIC
	5.250% 02/15/12	750,000	827,205
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,173,150
TN Madison County
	Series 2002,
	Pre-refunded 04/01/12,
	5.000% 04/01/13	1,160,000	1,285,187
TX Alamo Community College District
	Series 2001,
	Pre-refunded 11/01/11,
	Insured: FSA
	5.375% 11/01/16	460,000	512,228
TX Comal Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Guarantor: PSFG
	5.500% 02/01/14	575,000	624,703
TX Dallas Waterworks & Sewer Systems
	Series 2001,
	Pre-refunded 04/01/11:
	5.000% 10/01/12	1,300,000	1,407,497
	5.000% 10/01/16	7,300,000	7,903,637
TX Harris County Health Facilities Development Corp.
	St. Luke’s Episcopal Hospital,
	Series 2001,
	Pre-refunded 08/15/11,
	5.625% 02/15/16	2,780,000	3,063,449
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,359,280
TX Houston Community College System
	Series 2001 A,
	Pre-refunded 04/15/11,
	Insured: MBIA
	5.375% 04/15/15	480,000	524,309
TX Houston
	Series 1979,
	Escrowed to Maturity,
	6.400% 12/01/14	4,530,000	5,163,928

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,546,775
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 06/01/16	10,000,000	11,613,700
TX North Harris Montgomery Community College District
	Series 2002,
	Pre-refunded 02/15/12,
	Insured: FGIC
	5.375% 02/15/16	965,000	1,081,746
TX Northside Independent School District
	Series 2002 A,
	Pre-refunded 02/15/12,
	Guarantor: PSFG
	5.250% 02/15/20	2,485,000	2,776,391
TX San Antonio
	Series 2001,
	Escrowed to Maturity,
	5.250% 08/01/13	20,000	23,266
	Series 2002,
	Escrowed to Maturity,
	5.000% 02/01/11	30,000	32,297
TX Spring Branch Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Guarantor: PSFG
	5.375% 02/01/18	1,820,000	1,971,697
TX University of Texas
	Series 2001 B,
	Pre-refunded 08/15/11,
	5.375% 08/15/15	2,500,000	2,765,150
	Series 2003 A,
	Pre-refunded 08/15/13,
	5.375% 08/15/15	1,000,000	1,166,630
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/14	4,180,000	4,616,099
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices,
	5.250% 06/01/19	2,500,000	2,649,025

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
WA King County
	Series 2002,
	Escrowed to Maturity,
	5.500% 12/01/13	970,000	1,148,635
WI State
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,193,820
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	4,929,509
Refunded/Escrowed Total			228,364,195
Tobacco — 1.2%
AR Development Finance Authority
	Tobacco Settlement,
	Series 2006,
	Insured: AMBAC:
	(b) 07/01/21	1,400,000	794,878
	(b) 07/01/23	1,000,000	482,600
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/34	2,500,000	1,569,900
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.250% 06/01/11	3,000,000	2,904,570
	4.500% 06/01/23	2,835,000	2,066,488
	4.625% 06/01/26	10,000,000	6,352,800
	5.000% 06/01/29	2,500,000	1,583,975
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	11,535,000	8,421,012
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.000% 06/01/17	5,000,000	4,751,150
Tobacco Total			28,927,373
OTHER TOTAL			321,625,469
OTHER REVENUE — 0.4%
Recreation — 0.4%
FL Board of Education
	Series 2002 A,
	Insured: FGIC:
	5.250% 07/01/18	2,675,000	2,816,882
	5.375% 07/01/17	1,450,000	1,543,931
	5.500% 07/01/12	1,000,000	1,100,470

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
FL Seminole Indian Tribe
	Series 2007 A,
	5.750% 10/01/22(e)	2,000,000	1,580,740
OK Chickasaw Nation Health Systems
	Series 2007,
	5.375% 12/01/17(e)	4,115,000	3,511,700
Recreation Total			10,553,723
TOTAL OTHER REVENUE			10,553,723
RESOURCE RECOVERY — 0.7%
Disposal — 0.2%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10(a)	4,000,000	3,905,320
Disposal Total			3,905,320
Resource Recovery — 0.5%
FL Palm Beach County Solid Waste Authority
	Series 1997 A,
	Insured: AMBAC
	6.000% 10/01/10	5,000,000	5,372,400
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24(a)	8,000,000	7,491,440
Resource Recovery Total			12,863,840
RESOURCE RECOVERY TOTAL			16,769,160
TAX-BACKED — 43.8%
Local Appropriated — 2.2%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: MBIA
	5.000% 07/01/16	10,000,000	10,877,000
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,052,620
FL Broward County School Board
	Certificates of Participation,
	Series 2006,
	Insured: FSA
	5.000% 07/01/14	1,580,000	1,759,504

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
FL Broward County
	Certificates of Participation,
	Series 2004,
	Insured: MBIA
	5.000% 06/01/13	1,000,000	1,099,810
FL Collier County School Board
	Certificates of Participation,
	Series 2002,
	Insured: FSA
	5.000% 02/15/13	1,500,000	1,611,120
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/18	2,320,000	2,493,049
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,224,000
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,631,880
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: MBIA
	5.000% 06/01/19	2,000,000	1,911,180
FL Miami-Dade County School Board
	Series 2006,
	Insured: AMBAC
	4.750% 11/01/23	1,000,000	935,550
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,049,520
KS Johnson County Park & Recreation District
	Certificates of Participation,
	Series 2003 A,
	Insured: MBIA
	4.000% 09/01/15	100,000	105,173
MI Grand Rapids Building Authority
	Series 1998:
	5.000% 04/01/12	1,205,000	1,323,439
	5.000% 04/01/13	1,000,000	1,117,920
	5.000% 04/01/14	1,415,000	1,602,006
NC Iredell County
	Certificates of Participation,
	Series 2008,
	Insured: FSA
	5.250% 06/01/17	1,710,000	1,985,276

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,069,790
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,068,300
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,181,000
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,844,000
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,505,865
Local Appropriated Total			53,448,002
Local General Obligations — 12.3%
AK Anchorage
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,849,000
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: MBIA
	5.000% 07/01/15	6,300,000	7,334,208
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,795,490
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(b) 11/01/14	300,000	248,412
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: FSA
	4.500% 07/01/24	4,000,000	3,861,720
	Series 2007,
	Insured: FSA
	5.000% 07/01/20	6,230,000	6,719,927
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(b) 08/01/24	5,000,000	2,115,500
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	6,232,632

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	285,698
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(b) 09/01/20	9,310,000	5,385,928
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(b) 09/01/20	1,000,000	599,180
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(b) 08/01/20	7,285,000	4,045,288
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(b) 12/15/12	1,300,000	1,192,672
CO Jefferson County School District R-001
	Series 1997 1,
	Insured: MBIA
	6.500% 12/15/11	10,000,000	11,378,500
FL Palm Beach County
	Series 1998,
	5.500% 12/01/11	2,000,000	2,210,160
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: MBIA
	5.000% 06/01/17	1,000,000	1,107,090
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,416,428
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,656,300
IL Chicago
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,762,686
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	190,000	202,475
	Series 2004 A,
	Insured: FSA
	5.250% 01/01/17	1,000,000	1,124,560

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
IL Du Page County School District
	Series 1997,
	Insured: FGIC
	6.750% 02/01/11	1,145,000	1,248,863
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Insured: FGIC
	(b) 01/01/17	3,050,000	2,223,664
KS Johnson County Unified School District No. 231
	Series 2001 A,
	Insured: FSA
	5.500% 10/01/15	50,000	58,841
KS Johnson County Unified School District No. 232
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	150,000	171,335
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/19	1,030,000	1,133,093
KS Montgomery County Unified School District No. 445
	Series 2002,
	Insured: FGIC
	6.250% 04/01/12	1,065,000	1,187,645
KS Reno County Unified School District No. 313
	Series 1996 B,
	Insured: FSA
	5.900% 09/01/10	995,000	1,069,993
KS Shawnee County Unified School District No. 437
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,687,253
KS Wyandotte County Unified School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	135,000	151,575
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,328,820
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,188,360

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,110,740
NC Cary Water & Public Improvement
	Series 2001,
	5.000% 03/01/13	4,300,000	4,608,697
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,823,884
NH Manchester
	Series 2004,
	Insured: MBIA
	5.500% 06/01/19	4,450,000	5,325,849
NV Clark County School District
	Series 2001 C,
	Insured: FGIC
	5.375% 06/15/13	8,895,000	9,794,374
	Series 2003,
	Insured: MBIA
	5.000% 06/15/16	10,760,000	11,818,999
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,751,525
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,113,680
	Series 2002 G:
	5.750% 08/01/18	620,000	683,172
	Insured: MBIA:
	5.625% 08/01/13	2,500,000	2,804,925
	5.750% 08/01/11	14,400,000	15,638,256
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,389,920
	Series 2005,
	5.000% 08/01/20	10,000,000	10,427,400
	Series 2007 D-1,
	5.000% 12/01/21	5,900,000	6,104,966
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,999,652
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,586,757
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	619,545

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OH Mason City School District
	Series 2005,
	Insured: FGIC
	5.250% 12/01/19	2,250,000	2,597,400
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,200,136
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	3,029,200
PA Northampton County
	Series 1999,
	5.000% 08/15/16	345,000	351,289
PA Oxford Area School District
	Series 2001 A,
	Insured: FGIC
	5.250% 02/15/11	500,000	536,105
PA Philadelphia School District
	Series 2004 D,
	Insured: FGIC
	5.000% 06/01/15	250,000	277,115
PA Philadelphia
	Series 2003 A,
	Insured: SYNC
	5.250% 02/15/15	315,000	332,357
PA Pittsburgh School District
	Series 2002,
	Insured: FSA
	5.500% 09/01/12	500,000	560,500
PA Pittsburgh
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/17	170,000	171,923
PA Upper St. Clair Township School District
	Series 2002,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,112,190
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(b) 12/01/18	1,000,000	627,100
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	919,284

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
TN Anderson County
	Series 2001,
	Insured: FSA
	5.000% 04/01/13	1,535,000	1,623,002
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,077,913
TN Chattanooga
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/14	4,150,000	4,807,941
TN Dickson County
	Series 2002,
	Insured: FGIC
	5.000% 03/01/14	1,000,000	1,109,490
	Series 2003,
	Insured: FGIC
	5.000% 06/01/14	1,000,000	1,095,930
TN Franklin Special School District
	Series 1999,
	Insured: FSA
	(b) 06/01/20	2,000,000	1,255,480
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	541,260
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,126,220
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: FSA
	5.500% 07/01/16	1,330,000	1,430,069
TN Madison County
	Series 2002,
	5.000% 04/01/13	390,000	428,715
TN Overton County
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	1,000,000	1,112,630
TX Aldine Independent School District
	Series 2005,
	Guarantor: PSFG
	5.250% 02/15/15	1,655,000	1,898,715
TX Barbers Hill Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/22	1,030,000	1,070,561

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
TX Brownsville Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/15/15	1,000,000	1,167,930
TX Brownwood Independent School District
	Series 2005,
	Insured: FGIC
	5.250% 02/15/17	1,310,000	1,435,721
TX Carrollton-Farmers Branch Independent School District
	Series 2005 A,
	Insured: MBIA
	5.000% 02/15/14	1,280,000	1,447,718
TX Cedar Hill Independent School District
	Series 2000,
	Guarantor: PSFG
	(b) 08/15/16	1,460,000	921,333
TX Comal Independent School District
	Series 2001,
	Guarantor: PSFG
	5.500% 02/01/14	425,000	453,764
TX Conroe Independent School District
	Series 2005 C,
	Guarantor: PSFG
	5.000% 02/15/19	1,650,000	1,816,535
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.500% 09/01/15	1,655,000	1,838,076
TX Dickinson Independent School District
	Series 2006,
	Guarantor: PSFG
	5.000% 02/15/20	2,405,000	2,637,660
TX Duncanville Independent School District
	Series 2005,
	Guarantor: PSFG
	(b) 02/15/22	2,000,000	1,089,260
TX El Paso
	Series 2005,
	Insured: FGIC
	5.250% 08/15/14	2,000,000	2,263,920
TX Fort Bend Independent School District
	Series 2000,
	Guarantor: PSFG
	5.250% 08/15/19	1,000,000	1,030,550
TX Harris County
	Series 2001,
	5.000% 10/01/12	10,990,000	11,878,981

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
TX Houston Independent School District
	Series 2007,
	Guarantor: PSFG
	4.500% 02/15/25	5,000,000	5,006,250
TX Houston
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,127,310
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,725,738
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,261,620
TX Johnson City Independent School District
	Series 2003,
	Guarantor: PSFG
	3.000% 02/15/09	50,000	50,041
TX Katy Independent School District
	Series 1992,
	Guarantor: PSFG
	(b) 08/15/11	1,775,000	1,689,356
TX La Joya Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/20	1,000,000	1,084,380
TX La Marque Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/21	1,740,000	1,818,509
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,142,468
TX North Harris Montgomery Community College District
	Series 2001,
	Insured: MBIA
	5.375% 02/15/16	420,000	436,149
	Series 2002,
	Insured: FGIC
	5.375% 02/15/16	35,000	37,907
TX Northside Independent School District
	Series 2002 A,
	Guarantor: PSFG
	5.250% 02/15/20	800,000	841,680
TX Rio Grande City Consolidated Independent School District
	Series 2002,
	Guarantor: PSFG
	5.000% 08/15/19	1,190,000	1,260,674

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
TX San Antonio Independent School District
	Series 2001 B,
	Guarantor: PSFG
	(b) 08/15/11	3,500,000	3,331,125
TX San Benito Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/16	2,260,000	2,584,920
TX Sherman Independent School District
	Series 2005 A,
	Guarantor: PSFG
	5.000% 02/15/16	1,000,000	1,143,770
TX Spring Branch Independent School District
	Series 2001,
	Guarantor: PSFG
	5.375% 02/01/18	965,000	1,011,339
TX Waxahachie Independent School District
	Series 2000,
	Guarantor: PSFG:
	(b) 08/15/15	210,000	148,222
	(b) 08/15/17	245,000	150,648
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,755,248
TX West University Place
	Series 2002,
	5.500% 02/01/15	1,440,000	1,576,555
TX White Settlement Independent School District
	Series 2003,
	Guarantor: PSFG
	5.375% 08/15/19	1,910,000	2,083,275
TX Williamson County
	Series 2005,
	Insured: MBIA
	5.000% 02/15/16	1,985,000	2,257,243
WA Clark County School District No. 117
	Series 1998,
	Insured: AMBAC
	5.000% 12/01/12	1,805,000	1,984,868
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(b) 12/01/16	1,000,000	742,770

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
WA King & Snohomish Counties School District
	Series 1993,
	Insured: FGIC
	5.600% 12/01/10	6,150,000	6,437,451
WA Seattle
	Series 1998 A,
	5.500% 03/01/11	1,370,000	1,485,683
WA Spokane County School District No. 354
	Series 1998,
	Insured: FGIC
	5.250% 12/01/11	1,600,000	1,736,912
WI Milwaukee County
	Series 2001 A:
	5.000% 10/01/12	2,500,000	2,717,775
	5.000% 10/01/13	2,500,000	2,690,900
Local General Obligations Total			300,170,396
Special Non-Property Tax — 9.8%
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: FSA:
	5.000% 07/01/17	6,280,000	6,955,100
	5.000% 07/01/18	7,700,000	8,336,097
CO Department of Transportation
	Series 2002 B,
	Insured: MBIA:
	5.500% 06/15/14	3,000,000	3,483,180
	5.500% 06/15/15	1,000,000	1,177,940
CT Special Tax Obligation
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,093,070
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,638,175
FL Division Bond Finance Department
	Series 1998,
	Insured: FSA
	6.000% 07/01/13	10,000,000	11,550,700
FL Hillsborough County Industrial Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,572,096
FL Hurricane Catastrophe Fund Finance Corp.
	Series 2006 A,
	5.250% 07/01/12	12,000,000	12,788,520
	Series 2008 A,
	5.000% 07/01/14	15,000,000	15,843,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax – (continued)
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: FGIC:
	5.375% 10/01/18	3,450,000	3,692,880
	5.375% 10/01/19	3,720,000	3,981,888
FL Jacksonville Sales Tax
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	2,000,000	2,234,760
	Series 2002,
	Insured: FGIC
	5.375% 10/01/18	1,000,000	1,077,280
	Series 2003,
	Insured: MBIA
	5.250% 10/01/19	1,080,000	1,169,910
FL Jacksonville
	Series 2003 C, AMT,
	Insured: MBIA
	5.250% 10/01/19	1,750,000	1,710,083
FL Lee County
	Series 1997 A,
	Insured: MBIA
	5.750% 10/01/11	1,000,000	1,076,850
FL Miami-Dade County Transit Sales Tax
	Series 2006,
	Insured: SYNC
	5.000% 07/01/19	5,040,000	5,402,426
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,676,710
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,113,310
FL Polk County Transportation Improvement
	Series 2004,
	Insured: FSA
	5.000% 12/01/25(a)	1,000,000	1,066,180
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA:
	5.750% 10/01/15	2,500,000	2,898,400
	5.750% 10/01/20	1,000,000	1,132,090
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	2,540,000	1,832,127

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/11	1,750,000	1,990,258
IL State
	Series 2002,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,176,000
KS Wichita
	Series 2003-772,
	Insured: FGIC
	4.250% 09/01/16	1,260,000	1,305,486
KS Wyandotte County Unified Government
	Series 2005 B,
	4.750% 12/01/16	2,000,000	1,824,880
MA Bay Transportation Authority
	Series 2000 A,
	5.750% 07/01/14	250,000	264,050
MA State
	Series 2005 A,
	Insured: FSA
	5.500% 06/01/16	13,615,000	16,168,085
MD Department of Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,475,138
MI Trunk Line
	Series 1998 A,
	5.500% 11/01/16	2,000,000	2,384,040
	Series 2005,
	Insured: FSA
	5.250% 11/01/17	5,050,000	5,894,612
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	3,722,440
	5.500% 06/15/16	5,500,000	5,036,405
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,162,180
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	792,870
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.500% 06/15/20	5,000,000	3,790,350
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	161,352

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,456,960
	5.250% 11/15/17	4,000,000	4,592,480
NY Nassau County Interim Finance Authority
	Series 2003 B,
	Insured: AMBAC
	5.000% 11/15/14	5,720,000	6,370,250
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,481,647
	Series 2002 A,
	5.500%(f) 11/01/26	10,000,000	10,568,400
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,871,700
	Series 2007 C-1,
	5.000% 11/01/20	10,300,000	11,244,510
NY Urban Development Corp.
	Series 2004 A,
	Insured: MBIA
	5.500% 03/15/20	29,450,000	34,381,991
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	511,790
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,068,560
	Series 2005 L,
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,101,520
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,316,290
	5.500% 09/01/18	1,250,000	1,354,325
TX Harris County
	Series 2004 B,
	Insured: FSA
	5.000% 08/15/32(a)	2,000,000	2,171,900
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(b) 09/01/17	2,000,000	1,415,940
	5.250% 09/01/19	1,195,000	1,256,829
	5.250% 09/01/20	1,265,000	1,330,451

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	1,720,260
Special Non-Property Tax Total			239,867,321
Special Property Tax — 1.4%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	860,000	797,951
FL Ave Maria Stewardship Community Development District
	Series 2006,
	4.800% 11/01/12	1,000,000	755,220
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12	2,000,000	1,214,200
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,507,160
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17	2,000,000	1,198,920
	5.650% 05/01/22	3,000,000	1,501,680
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	4,485,000	2,795,052
	Series 2007 B-2,
	5.125% 05/01/13	2,680,000	1,676,099
FL Tolomato Community Development District
	Series 2007,
	6.450% 05/01/23	7,500,000	5,120,025
FL Viera East Community Development District
	Series 2006,
	Insured: MBIA
	5.750% 05/01/19	1,910,000	2,261,879
FL Waterset North Community Development District
	Series 2007 B,
	6.550% 11/01/15	10,000,000	8,313,500

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL West Palm Beach Community Redevelopment
	Series 2005 A,
	5.000% 03/01/25	980,000	770,956
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	1,270,000	1,289,228
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,642,954
Special Property Tax Total			32,844,824
State Appropriated — 7.6%
AZ School Facilities Board
	Series 2008,
	5.500% 09/01/15	7,500,000	8,700,225
AZ University of Arizona
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	45,000	49,298
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,066,880
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,586,265
	Series 2006 F,
	Insured: FGIC
	5.250% 11/01/18	4,000,000	4,277,160
FL Department Management Services Division
	Series 2003 A,
	Insured: FSA
	5.250% 09/01/15	1,515,000	1,762,521
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,137,160
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,144,580
MI Building Authority
	Series 2003,
	Insured: FSA
	5.250% 10/15/14	10,000,000	11,167,300
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,122,420

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,835,975
NJ State Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,542,626
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,065,420
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,378,560
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,809,995
	Series 2006 A:
	5.500% 12/15/21	4,700,000	5,380,325
	Insured: FSA
	5.250% 12/15/22	4,000,000	4,403,480
NY Dormitory Authority
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(a)	1,000,000	1,052,350
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,787,638
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,428,880
	Series 1993 B,
	Insured: FSA
	5.250% 05/15/11	10,000,000	10,822,800
	Series 1995 A:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,402,663
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,647,350
	Insured: FSA
	5.625% 07/01/16	500,000	566,285
	Series 2005 A:
	Insured: AMBAC
	5.250% 05/15/18	6,000,000	6,903,480
	Insured: FGIC:
	5.500% 05/15/17	10,000,000	11,636,000
	5.500% 05/15/22	6,730,000	7,293,301
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,966,006

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	541,155
	Series 2002 A,
	5.000% 01/01/17	4,000,000	4,117,080
	Series 2008 B:
	5.000% 01/01/19	4,000,000	4,321,040
	5.000% 01/01/20	10,460,000	11,096,700
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A:
	Insured: AMBAC
	5.250% 08/01/30(a)	4,240,000	4,095,034
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27(a)	4,175,000	4,084,444
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/14	5,000,000	5,800,250
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,733,065
	Series 2005 B,
	5.250% 08/01/16	13,995,000	16,743,058
	Series 2005,
	5.000% 08/01/16	6,285,000	7,272,876
State Appropriated Total			185,741,645
State General Obligations — 10.5%
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA:
	5.000% 07/01/11	1,500,000	1,587,480
	5.000% 07/01/15	5,000,000	5,428,850
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,708,750
	Series 2003,
	5.250% 11/01/18	1,000,000	1,046,550
	Series 2004,
	5.000% 02/01/20	750,000	765,623
	Series 2007,
	4.500% 08/01/26	11,500,000	10,383,465
FL Board of Education
	Series 1998 B,
	5.250% 06/01/11	3,990,000	4,329,948
	Series 2005 B,
	5.000% 01/01/14	17,395,000	19,558,764
	Series 2005 C,
	5.000% 06/01/13	11,830,000	13,262,731

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	8,116,759
FL State
	Series 2004 A,
	5.000% 07/01/30	1,000,000	974,300
HI State
	Series 2002 CY,
	Insured: FSA
	5.500% 02/01/12	10,000,000	11,138,000
	Series 2008 DK,
	5.000% 05/01/22	10,750,000	11,457,350
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	7,233,960
	Series 1998 A,
	Insured: MBIA:
	5.500% 03/01/12	1,290,000	1,435,267
	5.500% 03/01/14	750,000	867,682
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	2,113,404
	Series 2002 C,
	5.500% 11/01/17	10,000,000	12,113,700
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,864,870
	Series 2003 D,
	5.500% 10/01/17	5,000,000	6,054,000
	Series 2004 A,
	5.250% 08/01/13	11,605,000	13,356,311
	Series 2004 C,
	Insured: FSA
	5.500% 12/01/16	10,000,000	12,120,200
	Series 2007 A,
	2.689% 11/01/25(a)	10,000,000	5,750,000
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,474,025
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,066,090
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,515,670
NJ State
	Series 2001 H,
	5.250% 07/01/14	5,000,000	5,794,400

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
OR State
	Series 1996 B, AMT,
	5.700% 08/01/16	295,000	295,280
	Series 1997 A, AMT,
	5.050% 08/01/11	90,000	90,730
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,563,310
	Series 2004:
	Insured: FSA
	5.375% 07/01/18	12,000,000	14,410,440
	Insured: MBIA
	5.375% 07/01/16	10,000,000	11,965,700
	Series 2005,
	5.000% 01/01/15	5,500,000	6,370,100
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	5.750% 07/01/17	3,000,000	2,941,140
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: MBIA
	6.500% 07/01/15	4,190,000	4,402,265
	Series 2001 A,
	5.500% 07/01/13	6,395,000	6,357,589
	Series 2006 B,
	5.250% 07/01/16	5,000,000	4,777,800
SC State
	Series 2001,
	5.000% 04/01/16	5,000,000	5,344,500
TX Water Financial Assistance
	Series 1999,
	5.250% 08/01/21	350,000	354,004
UT State
	Series 2002 B,
	5.375% 07/01/11	10,000,000	10,985,000
VI Virgin Islands Public Finance Authority
	Series 2004 A,
	5.000% 10/01/10	200,000	202,446
WA State
	Series 2002,
	Insured: MBIA
	5.000% 01/01/18	10,000,000	10,554,800
State General Obligations Total			257,133,253
TAX-BACKED TOTAL			1,069,205,441

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 7.1%
Air Transportation — 0.1%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 1997,
	5.350% 09/01/12	3,530,000	3,559,334
Air Transportation Total			3,559,334
Airports — 2.2%
CO Denver City & County
	Series 2000 A, AMT,
	Insured: AMBAC
	6.000% 11/15/15	3,075,000	3,156,549
FL Greater Orlando Aviation Authority
	Series 2003 A,
	Insured: FSA
	5.000% 10/01/13	1,500,000	1,679,700
IL Chicago O’Hare International Airport
	Series 1993 C,
	Insured: MBIA
	5.000% 01/01/11	5,640,000	5,891,713
	Series 2005,
	Insured: MBIA
	5.250% 01/01/17	10,000,000	11,033,700
MA Port Authority
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	8,000,000	9,169,680
MO St. Louis Airport Revenue
	Series 2007,
	Insured: FSA
	5.000% 07/01/21	12,150,000	12,443,058
OK Airport Trust
	Series 2000 B, AMT,
	Insured: FSA
	5.375% 07/01/11	4,670,000	4,787,778
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: FSA
	5.000% 07/01/27	5,000,000	4,981,900
Airports Total			53,144,078
Toll Facilities — 3.6%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(b) 01/15/12	7,600,000	6,372,904
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA
	(b) 09/01/12	10,000,000	8,093,300
	Series 2000,
	Insured: MBIA
	(b) 09/01/18	1,500,000	774,900

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — (continued)
IL Toll Highway Authority
	Series 2006 A-1,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,248,680
KS Turnpike Authority
	Series 2002,
	Insured: FSA:
	5.250% 09/01/15	1,855,000	2,198,342
	5.250% 09/01/16	1,230,000	1,464,820
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA:
	6.000% 01/01/11	2,125,000	2,280,911
	6.000% 01/01/13	275,000	312,147
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,356,604
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,429,469
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,514,350
NY Triborough Bridge & Tunnel Authority
	Series 2008 B-1,
	5.000% 11/15/25(a)	5,000,000	5,466,350
	Series 2008 D,
	5.000% 11/15/22	10,000,000	10,609,800
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/21	2,000,000	2,294,960
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	500,000	535,120
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,084,910
TX North Tollway Authority
	First Tier:
	Series 2008 A,
	6.000% 01/01/22	14,000,000	14,739,480
	Series 2008 E-3,
	5.750% 01/01/38(a)	8,650,000	8,912,960
Toll Facilities Total			87,690,007

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 1.2%
FL Osceola County Transportation
	Series 2004,
	Insured: MBIA
	5.000% 04/01/18	1,000,000	1,039,980
IL Chicago Transit Authority
	Series 2008 A,
	5.000% 06/01/16	2,500,000	2,797,775
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,658,354
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	14,321,226
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	374,986
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: FSA:
	5.000% 11/15/20	5,000,000	5,352,300
	5.000% 11/15/21	3,000,000	3,151,740
Transportation Total			29,696,361
TRANSPORTATION TOTAL			174,089,780
UTILITIES — 15.2%
Independent Power Producers — 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,356,216
Independent Power Producers Total			7,356,216
Investor Owned — 1.5%
AR Independence County
	Entergy Mississippi, Inc.,
	Series 1999,
	Insured: AMBAC
	4.900% 07/01/22	4,600,000	4,003,334
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	11,550,000	10,317,153
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 2007 B,
	5.150% 09/01/25(a)	2,000,000	1,978,480
NH Business Finance Authority
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,399,380

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36(a)	5,195,000	3,465,792
	Series 2003 D,
	5.400% 10/01/29(a)	6,100,000	4,063,515
TX Sabine River Authority
	TXU Energy Co. LLC:
	Series 2001 A,
	5.500% 05/01/22(a)	6,265,000	4,241,969
	Series 2001 B, AMT,
	5.750% 05/01/30(a)	2,995,000	1,998,084
WV Economic Development Authority
	Pollution Control Revenue,
	Appalachian Power,
	Series 2008 C,
	4.850% 05/01/19	6,500,000	6,359,275
Investor Owned Total			37,826,982
Joint Power Authority — 1.7%
AZ Power Reserves Authority
	Series 2001,
	5.000% 10/01/10	500,000	530,790
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	1,969,917
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,634,709
MI Public Power Agency
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,164,050
NC Eastern Municipal Power Agency
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	3,200,000	3,545,600
OK Grand River Dam Authority
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,103,070
SC Public Service Authority
	Series 2002 A,
	Insured: FSA
	5.500% 01/01/11	5,000,000	5,381,900
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(b) 09/01/15	250,000	198,670

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — (continued)
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,313,392
	6.000% 10/01/16	3,000,000	2,880,510
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA:
	5.500% 07/01/16	4,675,000	5,129,410
	5.750% 07/01/18	1,000,000	1,090,750
WI Sheboygan Pollution Control
	Wisconsin Power,
	Series 2008,
	Insured: FGIC
	5.000% 09/01/15	5,000,000	5,400,950
Joint Power Authority Total			41,343,718
Municipal Electric — 5.2%
CA Department of Water Resources
	Series 2002 A:
	5.500% 05/01/11	10,000,000	10,740,300
	6.000% 05/01/13	2,000,000	2,230,200
	Insured: AMBAC
	5.500% 05/01/14	6,000,000	6,550,920
	Series 2008 H,
	5.000% 05/01/21	10,000,000	10,618,500
CA Los Angeles Department of Water & Power
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/13	10,000,000	11,308,000
FL Gainesville Utilities Systems
	Series 1992 B,
	6.500% 10/01/11	3,000,000	3,364,530
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: MBIA
	5.000% 10/01/19	1,000,000	1,059,640
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: FSA
	5.250% 10/01/15	2,235,000	2,482,862
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,049,950

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — (continued)
OH American Municipal Power, Inc.
	Series 2008:
	5.250% 02/15/20	4,060,000	4,470,628
	5.250% 02/15/22	4,810,000	5,113,271
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,083,610
	Series 2002 KK,
	Insured: FSA:
	5.250% 07/01/12	1,000,000	1,060,880
	5.500% 07/01/15	10,000,000	10,707,100
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	955,130
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/26	10,450,000	9,168,516
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,426,750
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,277,040
	Series 2002,
	Insured: FSA
	5.500% 11/15/12	2,410,000	2,717,396
	Subordinated Lien,
	Series 1998,
	Insured: MBIA
	5.250% 05/15/18	1,100,000	1,272,876
TX San Antonio Electric & Gas
	Series 1998 A,
	5.250% 02/01/16	5,190,000	5,242,575
	Series 2002,
	5.375% 02/01/14	2,500,000	2,868,325
	Series 2005,
	5.000% 02/01/18	10,000,000	11,021,900
WA Seattle Municipal Light & Power
	Series 2001,
	Insured: FSA
	5.250% 03/01/11	10,365,000	11,162,690
Municipal Electric Total			125,953,589
Water & Sewer — 6.5%
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,837,494
CA Department of Water Resources
	Series 2002 X,
	5.500% 12/01/15	990,000	1,177,793

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
CA Fresno Sewer Revenue
	Series 1993 A-1,
	Insured: AMBAC
	5.250% 09/01/19	5,000,000	5,586,850
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	3,000,000	3,124,200
FL Brevard County Utilities
	Series 2002,
	Insured: FGIC
	5.250% 03/01/14	2,000,000	2,164,680
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,110,350
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,296,372
FL Holly Hill Water & Sewer
	Series 2002,
	Insured: MBIA
	5.000% 10/01/15	745,000	794,505
FL Hollywood Water & Sewer
	Series 2003,
	Insured: FSA
	5.000% 10/01/17	1,070,000	1,150,956
FL Miami-Dade County Florida Water & Sewer
	Series 2008 B,
	Insured: FSA
	5.250% 10/01/21	20,000,000	21,973,400
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,445,000	2,459,010
FL Municipal Loan Council
	Series 2002 B,
	Insured: MBIA
	5.375% 08/01/16	1,485,000	1,600,251
FL Orlando Utilities Commission
	Series 2002 C,
	5.250% 10/01/16	210,000	230,679
FL Sarasota County Utilities Systems
	Series 2002 C,
	Insured: FGIC
	5.250% 10/01/16	1,000,000	1,088,920

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
FL Sebring Water & Wastewater
	Series 2002,
	Insured: FGIC
	5.250% 01/01/14	1,030,000	1,120,238
FL Tallahassee Conservative Utilities System
	Series 2001,
	Insured: FGIC:
	5.500% 10/01/14	1,330,000	1,534,700
	5.500% 10/01/18	1,000,000	1,161,300
FL Tallahassee Consolidated Utility
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,222,202
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: FGIC
	5.500% 10/01/19	1,500,000	1,737,585
FL Tohopekaliga Water Utilities Authority
	Series 2003 B,
	Insured: FSA
	5.250% 10/01/17	1,110,000	1,238,260
FL Winter Park Water & Sewer
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/14	1,405,000	1,547,130
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	16,732,650
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,156,390
MA Water Resource Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,195,450
MI Sewage Disposal Revenue
	Series 2003 A,
	Insured: FSA
	5.000% 07/01/14	2,820,000	2,972,816
NY Municipal Water Finance Authority
	Series 2002,
	Insured: FSA
	5.375% 06/15/16	10,000,000	10,985,600
	Series 2009 EE
	5.000% 06/15/17	10,000,000	11,466,300
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	6,858,110

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
OH Cleveland Waterworks
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	775,838
OH Hamilton County Sewer System
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/15	5,535,000	6,334,365
PA Allegheny County
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/17	265,000	287,795
PA Lancaster Area Sewer Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	500,000	547,735
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,349,700
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.000% 07/15/14	1,000,000	1,084,260
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,142,900
TX Dallas Waterworks & Sewer Systems
	Series 2003,
	Insured: FSA
	5.375% 10/01/12	10,000,000	11,351,400
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,022,500
TX Houston Water & Sewer System
	Junior Lien,
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,162,736
	Series 1991 C,
	Insured: AMBAC
	(b) 12/01/11	4,000,000	3,768,840
TX McKinney
	Series 2005,
	Insured: FGIC
	5.250% 08/15/17	1,125,000	1,275,964
TX North Harris County Regional Water Authority
	Series 2008,
	5.250% 12/15/20	4,415,000	4,795,264

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
TX Nueces River Authority
	Series 2005,
	Insured: FSA
	5.000% 07/15/15	1,000,000	1,140,230
TX San Antonio
	Series 2005,
	Insured: MBIA
	5.000% 05/15/14	1,000,000	1,134,730
TX Trinity River Authority
	Series 2005,
	Insured: MBIA:
	5.000% 02/01/17	1,000,000	1,108,010
	5.000% 02/01/18	1,000,000	1,093,310
	Water & Sewer Total		159,899,768
	UTILITIES TOTAL		372,380,273

	Total Municipal Bonds (cost of $2,329,928,924)		2,341,867,180

		Shares
Investment Companies — 3.3%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.836%) (g)(h)	18,353,000	18,353,000
	Dreyfus Tax-Exempt Cash Management Fund
	(7 day yield of 0.727%)	63,307,568	63,307,568

	Total Investment Companies (cost of $81,660,568)		81,660,568

		Par ($)
Short-Term Obligations — 0.1%
VARIABLE RATE DEMAND NOTES (i) — 0.1%
FL Collier County Health Facilities Authority
	Cleveland Clinic Health System,
	Series 2003 C-1,
	LOC: JPMorgan Chase & Co.
	0.600% 01/01/35	1,000,000	1,000,000
MO Health & Educational Facilities Authority Revenue
	Washington University,
	Series 2000 C,
	LOC: JPMorgan Chase Bank
	0.620% 03/01/40	800,000	800,000

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES (i) — (continued)
WI University Hospitals & Clinics Authority Revenue
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.600% 04/01/34	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,900,000

	Total Short-Term Obligations (cost of $1,900,000)		1,900,000

	Total Investments — 99.3% (cost of $2,413,489,492)(j)(k)		2,425,427,748

	Other Assets & Liabilities, Net — 0.7%		17,106,022

	Net Assets — 100.0%		2,442,533,770

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$81,660,568	$—
Level 2 — Other Significant Observable Inputs	2,343,767,180	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,425,427,748	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2009.
(b)	Zero coupon bond.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities, which are not illiquid, except for the following, amounted to $5,092,440, which represents 0.2% of net assets.

Acquisition
Security	Date	Par	Cost	Value
FL Seminole Indian Tribe Series 2007 A, 5.750% 10/01/22	09/27/07	$2,000,000	$2,068,849	$1,580,740

(f)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(g)	Investments in affiliates during the three month period ended January 31, 2009:
Security Name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.836%)

Shares as of 10/31/08:	—
Shares purchased:	43,901,000
Shares sold:	(25,548,000)
Shares as of 01/31/09:	18,353,000
Dividend income earned:	$3,923
Value at end of period:	$18,353,000

(h)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(i)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rate at January 31, 2009.

(j)	Cost for federal income tax purposes is $2,413,439,630.
(k)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$110,300,650	$(98,312,532)	$11,988,118

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SYNC	Syncora Guarantee, Inc.

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.9%
EDUCATION — 14.7%
Education — 14.5%
MA College Building Authority Project Revenue
	Series 2004 A,
	Insured: MBIA
	5.000% 05/01/16	530,000	581,675
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,567,809
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,473,033
	Emerson College,
	Series 2006,:
	5.000% 01/01/21	2,500,000	2,488,800
	5.000% 01/01/23	1,000,000	962,110
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	207,694
	Mount Holyoke College,:
	Series 2001,
	5.500% 07/01/13	1,355,000	1,466,611
	Series 2008,
	5.000% 07/01/23	1,285,000	1,345,395
	Wheelock College,
	Series 2007 C,
	5.000% 10/01/17	1,190,000	1,274,181
	Worcester Polytechnic Institute,
	Series 2007,
	Insured: MBIA
	5.000% 09/01/22	1,710,000	1,769,046
MA Health & Educational Facilities Authority
	Amherst College,
	Series 1998 G,
	5.375% 11/01/20	640,000	641,376
	Boston College,:
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,112,870
	Series 2008,
	5.500% 06/01/24	3,000,000	3,355,050
	Brandeis University,
	Series 1999 J,
	Insured: MBIA
	5.000% 10/01/26	1,000,000	1,002,410
	Harvard University,:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,083,670
	Series 2001 DD,
	5.000% 07/15/35	2,500,000	2,507,400

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Education — (continued)
	Massachusetts Institute of Technology,:
	Series 2002 K,:
	5.250% 07/01/12	1,000,000	1,128,460
	5.375% 07/01/17	2,275,000	2,764,921
	5.500% 07/01/22	1,000,000	1,172,200
	Series 2004 M,
	5.250% 07/01/19	610,000	732,927
	Northeastern University,
	Series 1998 G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,224,996
	Simmons College,
	Series 2008 I,
	6.750% 10/01/18	1,365,000	1,402,852
	Tufts University,:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,011,820
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,790,250
	Series 2008:
	5.000% 08/15/14	1,250,000	1,442,088
	5.000% 08/15/17	1,145,000	1,338,116
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	675,575
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,913,252
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	2,076,940
MA University of Massachusetts Building Authority
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	553,785
	Series 2008,
	Insured: FSA
	5.000% 05/01/21	1,510,000	1,621,740
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,082,360
Education Total			48,771,412

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — 0.2%
MA Development Finance Agency
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	555,850
Prep School Total			555,850
EDUCATION TOTAL			49,327,262
HEALTH CARE — 7.6%
Continuing Care Retirement — 0.5%
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,:
	5.000% 10/01/17	1,540,000	1,212,534
	5.000% 10/01/18	515,000	394,387
Continuing Care Retirement Total			1,606,921
Hospitals — 6.8%
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	938,994
	Boston Medical Center,
	Series 1998 A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,502,250
	Caregroup, Inc.,:
	Series 2004 D,
	Insured: MBIA
	5.250% 07/01/22	1,000,000	894,090
	Series 2008 E-2,
	5.375% 07/01/19	3,000,000	2,926,320
	Milford Regional Medical Center Issue,
	Series 2007 E,:
	5.000% 07/15/17	1,050,000	827,117
	5.000% 07/15/22	2,500,000	1,709,100
	Partners Healthcare Systems, Inc.,:
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,771,292
	Series 2001 C,
	5.750% 07/01/21	750,000	774,398
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,209,426
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,134,940
	Series 2007,
	5.000% 07/01/18	1,950,000	2,092,486
	UMass Memorial Health Care, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,009,320
Hospitals Total			22,789,733

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Intermediate Care Facilities — 0.3%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/20	1,355,000	1,074,285
Intermediate Care Facilities Total			1,074,285
HEALTH CARE TOTAL			25,470,939
HOUSING — 0.5%
Assisted Living/Senior — 0.5%
MA Development Finance Agency
	First Mortgage VOA Concord Assisted Living, Inc.,
	Series 2007,:
	5.000% 11/01/17	825,000	621,456
	5.125% 11/01/27	1,500,000	920,265
Assisted Living/Senior Total			1,541,721
HOUSING TOTAL			1,541,721
OTHER — 17.2%
Other — 1.0%
MA Boston Housing Authority Capital Program
	Series 2008,
	Insured: FSA
	5.000% 04/01/20	2,135,000	2,327,897
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,046,190
Other Total			3,374,087
Pool/Bond Bank — 4.1%
MA Water Pollution Abatement Revenue
	Series 1995 A,
	5.400% 08/01/11	25,000	25,082
	Series 1999 5,
	5.750% 08/01/16	95,000	98,077
	Series 2002,
	5.000% 08/01/11	1,000,000	1,089,270
	Series 2004 A,
	5.250% 08/01/15	3,000,000	3,553,170
	Series 2005 11,
	5.250% 08/01/19	4,465,000	5,286,069
	Series 2006,
	Insured: FSA
	5.250% 08/01/20	3,000,000	3,515,370
Pool/Bond Bank Total			13,567,038
Refunded/Escrowed(a) — 12.0%
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/18	915,000	979,599

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
MA College Building Authority Project Revenue
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 05/01/28	4,000,000	1,610,960
MA Commonwealth
	Series 2002 E,
	Pre-refunded 01/01/13,
	Insured FSA
	5.250% 01/01/18	4,000,000	4,474,840
	Series 2004 B,
	Pre-refunded 08/01/14,
	5.000% 08/01/22	2,000,000	2,276,280
MA Consolidated Loan
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,309,210
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,107,790
	Higher Education,
	Smith College,
	Series 2000,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,151,180
	MA College of Pharmacy & Allied Health Sciences,
	Series 2003 C,
	Pre-refunded 07/01/13,
	6.375% 07/01/23	1,000,000	1,218,980
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	600,000	676,938
MA Health & Educational Facilities Authority
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,166,194
	5.000% 10/01/17	510,000	585,970
	University of Massachusetts,:
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,089,800
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,674,567

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	315,000	343,394
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: MBIA:
	5.375% 06/15/33	2,500,000	2,654,925
	5.750% 06/15/14	2,000,000	2,134,180
	5.750% 06/15/15	2,000,000	2,134,180
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,140,038
MA Special Obligation & Revenue
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,262,790
MA Springfield
	Municipal Purpose Loan,
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,719,990
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	205,000	221,833
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,343,060
MA Water Pollution Abatement Revenue
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	935,000	1,005,377
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	248,760
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	269,930
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	1,220,000	1,326,543
	Series 2000 D,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,069,380
Refunded/Escrowed Total			40,196,688

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 0.1%
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Tobacco Settlement Revenue,
	Series 2002,
	5.000% 05/15/09	500,000	500,025
Tobacco Total			500,025
OTHER TOTAL			57,637,838
TAX-BACKED — 43.1%
Local General Obligations — 13.0%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,725,295
MA Boston Special Obligation
	Boston Medical Center,
	Series 2002 A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,313,550
MA Boston
	Metropolitan District,
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,235,140
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,626,820
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,147,450
MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	2,017,128
MA Dudley Charlton Regional School District
	Series 1999 A,
	Insured: FGIC
	5.125% 06/15/14	2,305,000	2,591,926
MA Everett
	Series 2000,
	Insured: MBIA
	6.000% 12/15/11	2,015,000	2,274,351
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,560,098
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,127,110

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
MA Lawrence
	Series 2006,
	Insured: FSA
	5.000% 02/01/18	1,500,000	1,727,010
MA Lowell
	Series 2002,
	Insured: AMBAC:
	5.000% 08/01/10	1,000,000	1,047,450
	5.000% 02/01/13	1,215,000	1,319,636
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,090,400
MA Pittsfield
	Series 2002,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,071,650
MA Plymouth
	Series 2000,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,813,147
MA Sandwich
	Series 2005,
	Insured: MBIA
	5.000% 07/15/18	1,575,000	1,749,069
MA Springfield
	Series 2007,
	Insured: FSA
	4.500% 08/01/21	2,000,000	2,099,340
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,111,240
MA Westfield
	Series 2003,
	Insured: MBIA
	5.000% 09/01/18	500,000	534,185
MA Worcester
	Series 2004 A,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,124,467
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	245,000	246,005
Local General Obligations Total			43,552,467
Special Non-Property Tax — 11.1%
MA Bay Transportation Authority
	Series 2000 A,:
	5.750% 07/01/14	85,000	89,777
	5.750% 07/01/18	85,000	89,777

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,086,830
	Series 2003 A,:
	5.250% 07/01/11	5,000,000	5,463,850
	5.250% 07/01/17	1,000,000	1,191,700
	5.250% 07/01/19	625,000	739,575
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,190,650
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/23	2,890,000	3,311,767
	Series 2005,
	5.000% 07/01/20	2,500,000	2,873,300
	Series 2006 A,
	5.250% 07/01/22	3,500,000	3,972,255
	Series 2008 B,
	5.000% 07/01/23	910,000	996,905
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,580,340
MA School Building Authority Dedicated Sales Tax Revenue
	Series 2007 A,
	Insured: AMBAC:
	5.000% 08/15/18	5,000,000	5,775,000
	5.000% 08/15/19	2,000,000	2,270,060
MA Special Obligation & Revenue
	Consolidated Loan,:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,144,870
	Series 2002 A,
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,576,800
	Series 2004 A,
	Insured: FGIC
	5.250% 01/01/19	750,000	837,840
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	3,000,000	3,090,330
Special Non-Property Tax Total			37,281,626
State Appropriated — 1.3%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000,:
	5.750% 08/01/13	1,030,000	1,163,426
	6.000% 08/01/17	540,000	636,368
	6.000% 08/01/21	1,750,000	1,962,363

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30(c)	500,000	482,905
State Appropriated Total			4,245,062
State General Obligations — 17.7%
MA State
	Series 2002 C,:
	5.500% 11/01/15	3,000,000	3,608,160
	5.500% 11/01/17	1,500,000	1,817,055
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	4,234,930
	Series 2003 D,:
	5.500% 10/01/17	5,000,000	6,054,000
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	6,024,750
	Insured: FSA
	5.500% 10/01/19	3,500,000	4,217,325
	Insured: MBIA
	5.500% 10/01/20	2,500,000	2,959,700
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,493,620
	Series 2004 C,:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	5,666,400
	Insured: MBIA
	5.500% 12/01/19	3,795,000	4,576,428
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/22	4,000,000	4,527,640
	Series 2008 A,:
	5.000% 09/01/15	3,000,000	3,507,540
	5.000% 08/01/16	2,000,000	2,343,560
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36(c)	2,000,000	1,901,600
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30(c)	1,900,000	1,806,520
	Series 2006 A,
	5.250% 07/01/22	850,000	773,500

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
	Series 2007 A,
	5.500% 07/01/18	1,750,000	1,675,503
State General Obligations Total			59,188,231
TAX-BACKED TOTAL			144,267,386
TRANSPORTATION — 4.7%
Airports — 2.6%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,727,820
	5.000% 07/01/22	3,500,000	3,674,720
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	3,000,000	3,438,630
Airports Total			8,841,170
Toll Facilities — 0.8%
MA Turnpike Authority
	Metropolitan Highway Systems Revenue,:
	Series 1997 A,
	Insured: MBIA
	5.000% 01/01/37	2,000,000	1,475,480
	Series 1999 A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,096,800
Toll Facilities Total			2,572,280
Transportation — 1.3%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	3,332,600
MA Woods Hole Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	975,000	1,087,154
Transportation Total			4,419,754
TRANSPORTATION TOTAL			15,833,204
UTILITIES — 9.1%
Joint Power Authority — 0.8%
MA Municipal Wholesale Electric Co.
	Series 2001 A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,614,300
Joint Power Authority Total			2,614,300
Municipal Electric — 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,027,870
	Series 2002 LL,
	5.500% 07/01/17	2,400,000	2,368,128
	Municipal Electric Total		3,395,998

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 7.3%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	780,000	844,810
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,392,700
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/14	2,870,000	3,345,932
	5.250% 08/01/15	3,000,000	3,541,230
	5.250% 08/01/18	1,000,000	1,185,750
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,000,000	7,049,820
	Series 2007 B,
	Insured: FSA
	5.250% 08/01/23	5,500,000	6,092,790
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue
	Refunding Senior Lien,
	Series 2008 A,
	Insured: AGO
	5.000% 07/01/16	1,000,000	1,076,250
Water & Sewer Total			24,529,282
UTILITIES TOTAL			30,539,580

	Total Municipal Bonds (cost of $313,251,774)		324,617,930

		Shares
Investment Companies — 1.9%
	Columbia Massachusetts Municipal Reserves, Retail A Shares (d)(e)
	(7 day yield of 0.480%)	1,706,000	1,706,000
	Dreyfus Massachusetts Municipal Money Market Fund
	(7 day yield of 0.294%)	4,767,960	4,767,960

	Total Investment Companies (cost of $6,473,960)		6,473,960

12

		Par ($)	Value($)
Short-Term Obligation — 0.2%
VARIABLE RATE DEMAND NOTE — 0.2% (c)
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	0.400% 11/01/49	500,000	500,000
VARIABLE RATE DEMAND NOTE TOTAL			30,539,580

	Total Short-Term Obligation (cost of $500,000)		500,000

	Total Investments — 99.0% (cost of $320,225,734)(f)(g)		331,591,890

	Other Assets & Liabilities, Net — 1.0%		3,275,173

	Net Assets — 100.0%		334,867,063

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

13

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$6,473,960	$—
Level 2 – Other Significant Observable Inputs	325,117,930	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$331,591,890	$—

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2009.

(d)	Investments in affiliates during the three month period ended January 31, 2009:

Security Name: Columbia Massachusetts Municipal Reserves, Retail A Shares (7 day yield of 0.480%)

Shares as of 10/31/08:	—
Shares purchased:	3,358,000
Shares sold:	(1,652,000)
Shares as of 01/31/09:	1,706,000
Dividend income earned:	$226
Value at end of period:	$1,706,000

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Cost for federal income tax purposes is $320,178,222.

(g)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,582,601	$(5,168,933)	$11,413,668

14

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

15

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 92.7%
EDUCATION — 5.1%
Education — 5.1%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 A,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,087,330
	Georgian Court University,
	Series 2007 D,
	5.250% 07/01/27	500,000	454,365
	Montclair State University,
	Series 2009,
	5.000% 07/01/19	455,000	500,150
	Rowan University,
	Series 2008 B,
	Insured: AGO
	5.000% 07/01/23	750,000	790,582
	Seton Hall University Project,
	Series 2001 A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	212,080
	Stevens Institute of Technology,
	Series 1998 I,
	5.000% 07/01/09	110,000	110,620
NJ Rutgers State University
	Series 1997 U,
	5.000% 05/01/14	500,000	506,330
Education Total			3,661,457
EDUCATION TOTAL			3,661,457
HEALTH CARE — 5.1%
Continuing Care Retirement — 1.1%
NJ Economic Development Authority
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	675,000	492,433
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	400,000	327,252
Continuing Care Retirement Total			819,685
Hospitals — 4.0%
NJ Economic Development Authority
	University of Medicine and Dentistry of New Jersey,
	Series 2000,
	Insured: AMBAC
	5.500% 06/01/09	315,000	317,403
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/18	575,000	542,743
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: MBIA
	5.000% 01/01/18	500,000	479,140

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
	Series 2000:
	5.700% 01/01/11	500,000	514,880
	5.875% 01/01/15	500,000	511,630
	South Jersey Hospital,
	Series 2006,
	5.000% 07/01/20	500,000	471,295
Hospitals Total			2,837,091
HEALTH CARE TOTAL			3,656,776
HOUSING — 2.4%
Multi-Family — 1.7%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: FSA
	6.050% 11/01/17	165,000	169,094
	Series 2000 E-2,
	Insured: FSA
	5.750% 11/01/25	135,000	136,370
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	451,895
PR Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	400,000	444,500
Multi-Family Total			1,201,859
Single-Family — 0.7%
NJ Housing & Mortgage Finance Agency
	Series 2008,
	6.375% 10/01/28	500,000	534,745
Single-Family Total			534,745
HOUSING TOTAL			1,736,604
INDUSTRIALS — 0.3%
Oil & Gas — 0.3%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	300,000	224,259
Oil & Gas Total			224,259
INDUSTRIALS TOTAL			224,259

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 21.4%
Pool/Bond Bank — 1.1%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12	500,000	510,990
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: FSA
	5.450% 07/15/13	305,000	305,900
Pool/Bond Bank Total			816,890
Refunded/Escrowed(a) — 19.2%
NJ Atlantic County Improvement Authority
	Series 1985,
	Escrowed to Maturity,
	Insured: MBIA
	7.375% 07/01/10	120,000	126,392
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	385,000	407,207
NJ Burlington County Bridge Commissioner
	Series 2002,
	Pre-refunded 08/15/12,
	5.250% 08/15/18	1,130,000	1,284,844
NJ Cherry Hill Township
	Series 1999,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	511,020
NJ Delaware River and Bay Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14	250,000	263,568
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	219,550
NJ Educational Facilities Authority
	Princeton University,
	Series 1999 B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,019,650
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	265,302
	Stevens Institute of Technology,
	Series 2002 C,
	Escrowed to Maturity
	5.000% 07/01/10	1,120,000	1,187,077

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
	William Paterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.375% 07/01/21	500,000	532,880
NJ Environmental Infrastructure Trust
	Series 2000 A,
	Pre-refunded 09/01/10,
	5.250% 09/01/20	500,000	540,590
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	536,210
NJ Highway Authority
	Garden State Parkway:
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,221,670
	Series 1999,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	317,031
NJ Monmouth County Improvement Authority
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: AMBAC
	5.000% 12/01/12	390,000	419,741
NJ Sports & Exposition Authority
	Series 2000 C,
	Escrowed to Maturity,
	5.000% 03/01/11	305,000	329,482
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	583,455
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	5.375% 06/01/18	1,000,000	1,124,570
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	5.750% 06/15/15	1,000,000	1,228,620
NJ Trenton
	Series 2000,
	Pre-refunded 03/01/09,
	Insured: FGIC
	5.700% 03/01/19	250,000	253,633

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	295,000	309,216
NJ Vernon Township Board of Education
	Series 1999,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	312,297
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	430,092
NJ West Orange Board of Education
	Certificates of Participation,
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.625% 10/01/29	250,000	261,043
Refunded/Escrowed Total			13,685,140
Tobacco — 1.1%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	430,000	313,435
	4.625% 06/01/26	750,000	476,460
Tobacco Total			789,895
OTHER TOTAL			15,291,925
OTHER REVENUE— 0.7%
Hotels — 0.7%
NJ Middlesex County Improvement Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	520,646
Hotels Total			520,646
OTHER REVENUE TOTAL			520,646
TAX-BACKED — 45.6%
Local Appropriated — 4.7%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,108,890
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,151,571

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: FSA
	(b) 02/01/18	1,000,000	705,110
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.500% 08/01/17	250,000	269,293
NJ Monmouth County Improvement Authority
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	110,000	114,734
Local Appropriated Total			3,349,598
Local General Obligations — 19.4%
NJ Atlantic City
	Series 2008,
	5.500% 02/15/18	500,000	569,280
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: MBIA
	4.500% 01/15/20	500,000	535,755
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	546,330
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	474,688
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,366,783
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: FSA:
	5.000% 01/15/13	165,000	165,462
	5.000% 01/15/14	250,000	250,700
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,594,386

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	250,605
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.000% 08/01/12	500,000	538,935
	Series 1998,
	5.000% 10/01/09	500,000	514,910
NJ Ocean County Utilities Authority
	Series 2006,
	Insured: MBIA
	4.000% 01/01/15	990,000	1,085,505
NJ Parsippany-Troy Hills Township
	Series 1997,
	Insured: MBIA
	5.000% 12/01/15	500,000	506,385
NJ Passaic County
	Series 2003,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,779,390
NJ Summit
	Series 2001,
	5.250% 06/01/16	1,205,000	1,430,612
NJ Union County
	General Improvement,
	Series 1999,
	5.125% 02/01/16	250,000	255,725
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA:
	5.250% 01/01/26	1,330,000	1,457,162
	5.250% 01/01/28	500,000	540,090
Local General Obligations Total			13,862,703
Special Non-Property Tax — 4.8%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	2,163,930
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	586,275
	Series 2004,
	Insured: MBIA
	(b) 07/01/21	1,255,000	681,277
Special Non-Property Tax Total			3,431,482

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — 0.4%
NJ Economic Development Authority
	Series 2007,
	5.125% 06/15/27	400,000	297,984
Special Property Tax Total			297,984
State Appropriated — 14.6%
NJ Economic Development Authority
	Series 2001 C,
	Insured: AMBAC
	5.500% 06/15/12	500,000	550,375
	Series 2005 A,
	Insured: FSA
	5.000% 03/01/19	2,000,000	2,213,600
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,956,097
NJ Health Care Facilities Financing Authority
	Series 2005,
	Insured: AMBAC
	5.000% 09/15/13	970,000	1,037,240
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	195,000	207,051
NJ State
	Certificates of Participation,
	Series 2008 A,
	5.000% 06/15/21	250,000	260,493
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,121,580
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	444,936
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,168,710
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,034,570
	Series 2006 C,
	Insured: AMBAC
	(b) 12/15/24	1,000,000	390,680
State Appropriated Total			10,385,332

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 1.7%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA
	6.000% 07/01/16	250,000	256,752
	Series 2004 A,
	5.000% 07/01/30(c)	1,000,000	950,800
State General Obligations Total			1,207,552
TAX-BACKED TOTAL			32,534,651
TRANSPORTATION — 2.0%
Toll Facilities — 2.0%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(d) 01/01/35 (5.150% 01/01/15)	500,000	326,890
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,070,240
Toll Facilities Total			1,397,130
TRANSPORTATION TOTAL			1,397,130
UTILITIES — 10.1%
Municipal Electric — 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	716,348
Municipal Electric Total			716,348
Water & Sewer — 9.1%
NJ Bergen County Improvement Authority
	Series 2008,
	5.000% 12/15/26	500,000	516,220
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,202,490
NJ Jersey City Municipal Utilities Authority
	Series 2007,
	Insured: FGIC
	5.250% 01/01/19	1,000,000	1,003,780
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: MBIA
	5.125% 08/01/17	600,000	669,768

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
NJ North Jersey District Water Supply Commission
	Series 1997 A,
	Insured: MBIA
	5.000% 11/15/10	500,000	503,680
NJ Ocean County Utilities Authority
	Wastewater Revenue,
	Series 2001,
	5.250% 01/01/18	1,000,000	1,063,570
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: MBIA
	(b) 09/01/25	1,000,000	393,560
NJ Southeast Morris County Municipal Utilities Authority
	Series 2001,
	Insured: MBIA
	5.000% 01/01/10	1,055,000	1,095,111
Water & Sewer Total			6,448,179
UTILITIES TOTAL			7,164,527
	Total Municipal Bonds (cost of $64,950,809)		66,187,975

		Shares
Investment Companies — 6.7%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.836%)(e)(f)	3,025,000	3,025,000
	Dreyfus Tax-Exempt Cash Management Fund
	(7 day yield of 0.727%)	1,724,521	1,724,521
	Total Investment Companies (cost of $4,749,521)		4,749,521

10

Value ($)
Total Investments — 99.4% (cost of $69,700,330)(g)(h)	70,937,496

Other Assets & Liabilities, Net — 0.6%	426,023

Net Assets — 100.0%	71,363,519

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

11

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$4,749,521	$—
	Level 2 – Other Significant Observable Inputs	66,187,975	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$70,937,496	$—

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2009.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the security will begin accruing at this rate.
(e)	Investments in affiliates during the three month period ended January 31, 2009:

	Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.836%)

	Shares as of 10/31/08:		—
	Shares purchased:		3,060,000
	Shares sold:		(35,000)
	Shares as of 01/31/09:		3,025,000
	Net realized gain/loss:		$—
	Dividend income earned:		$406
	Value at end of period:		$3,025,000

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(g)	Cost for federal income tax purposes is $69,681,527.
(h)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$3,314,668	$(2,058,699)	$1,255,969

12

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

13

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.9%
EDUCATION — 9.6%
Education — 9.3%
NY Dormitory Authority
	Barnard College,
	Series 2007 A,
	Insured: FGIC
	5.000% 07/01/18	1,745,000	1,958,745
	Brooklyn Law School,
	Series 2003 A,
	Insured: RAD
	5.250% 07/01/10	500,000	509,215
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: MBIA
	5.700% 07/01/11	690,000	713,964
	New York University Hospital Center,
	Series 2007 A:
	5.000% 07/01/10	1,000,000	964,150
	5.000% 07/01/12	1,000,000	911,120
	New York University,:
	Series 1998 A,
	Insured: MBIA:
	5.750% 07/01/20	2,000,000	2,368,720
	6.000% 07/01/17	2,475,000	2,995,072
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,417,369
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	953,406
	Series 2001 A,
	Insured: AMBAC
	5.750% 07/01/12	5,000,000	5,618,400
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/22	2,000,000	2,149,800
	Teachers College,
	Series 2009,
	5.000% 03/01/24	1,000,000	996,810
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	5.000% 08/01/20	375,000	381,758
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007 A,
	Insured: MBIA:
	(a) 07/01/18	1,000,000	725,240
	(a) 07/01/20	1,000,000	634,160
NY Troy Industrial Development Authority
	Rensselaer Polytech Institute,
	Series 2002 E,
	4.050% 04/01/37(b)	3,750,000	3,781,237
Education Total			27,079,166

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — 0.3%
NY New York City Industrial Development Agency
	Trinity Episcopal School Corp.,
	Series 1997,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,010,290
Prep School Total			1,010,290
EDUCATION TOTAL			28,089,456
HEALTH CARE — 5.7%
Continuing Care Retirement — 0.2%
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	250,000	207,495
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	335,000	223,897
Continuing Care Retirement Total			431,392
Hospitals — 4.9%
NY Albany Industrial Development Agency
	St. Peter’s Hospital,:
	Series 2008 A,:
	5.250% 11/15/27	1,000,000	743,440
	5.750% 11/15/22	500,000	436,020
	Series 2008 E,
	5.250% 11/15/22	500,000	413,285
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.600% 08/15/27	2,000,000	1,748,880
	Long Island Jewish Medical Center,
	Series 2003,
	5.000% 05/01/11	820,000	859,212
	New York Hospital Medical Center Queens,
	Series 2007,
	Insured: FHA
	4.650% 08/15/27	1,000,000	883,460
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	746,500
	North Shore Long Island Jewish Health,:
	Series 2006 A,
	5.000% 11/01/19	1,000,000	998,280

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
	Series 2007 A,
	5.000% 05/01/24	1,310,000	1,172,922
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	1,350,000	984,514
	Presbyterian Hospital,
	Series 2007,
	Insured: FSA
	5.250% 08/15/23	250,000	254,450
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	635,000	654,253
NY Madison County Industrial Development Agency
	Oneida Health Systems, Inc.,
	Series 2007,
	5.250% 02/01/27	675,000	505,224
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	586,544
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,107,480
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,:
	Series 2004 A,
	5.000% 12/01/13	485,000	490,510
	Series 2007 B,:
	5.000% 12/01/22	500,000	437,165
	5.125% 12/01/27	500,000	402,670
Hospitals Total			14,424,809
Nursing Homes — 0.6%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	500,000	435,480
NY Dormitory Authority
	AIDS Long-Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	523,090
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	835,000	849,571
Nursing Homes Total			1,808,141
HEALTH CARE TOTAL			16,664,342

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — 1.8%
Multi-Family — 1.3%
NY Dormitory Authority
	Gateway-Longview, Inc.,
	Series 2008 A-1,
	5.000% 06/01/33	1,700,000	1,531,479
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,000,000	2,222,500
Multi-Family Total			3,753,979
Single-Family — 0.5%
NY Mortgage Agency
	Series 2000 96,
	5.200% 10/01/14	345,000	349,026
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,052,710
Single-Family Total			1,401,736
HOUSING TOTAL			5,155,715
INDUSTRIALS — 0.2%
Oil & Gas — 0.2%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	750,000	560,647
Oil & Gas Total			560,647
INDUSTRIALS TOTAL			560,647
OTHER — 23.0%
Other — 0.4%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	629,987
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	419,705
Other Total			1,049,692

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Pool/Bond Bank — 4.5%
NY Dormitory Authority
	Series 2008 A,
	Insured: FSA
	5.000% 10/01/23	3,000,000	3,106,140
NY Environmental Facilities Corp.
	Series 1994 2,
	5.750% 06/15/12	185,000	208,782
	Series 2002 K,
	5.000% 06/15/12	6,000,000	6,657,900
	Series 2008 B,
	5.000% 06/15/21	3,000,000	3,238,320
Pool/Bond Bank Total			13,211,142
Refunded/Escrowed(c) — 18.1%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,525,784
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	1,000,000	1,135,130
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/25	3,750,000	1,855,913
	University Dormitory Facilities,:
	Series 2000 A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,085,520
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,287,172
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	2,087,649
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,357,060
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 12/01/14	5,000,000	5,939,600
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,185,060
NY Metropolitan Transportation Authority
	Series 1996 A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,078,820

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
	Series 1997 8,
	Pre-refunded 07/01/13,
	Insured: FSA
	5.375% 07/01/21	5,000,000	5,877,000
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,399,080
	Series 2000 A,
	Pre-refunded 04/01/10,
	Insured: FGIC
	5.875% 04/01/21	3,300,000	3,504,930
NY New York City Transitional Finance Authority
	Series 2000 C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,214,290
NY New York City
	Series 2003 J,
	Pre-refunded 06/01/13,
	5.500% 06/01/16	1,085,000	1,271,848
NY Onondaga County
	Series 1992,
	Economically Defeased to Maturity,
	5.875% 02/15/10	285,000	300,894
NY Thruway Authority
	Highway & Bridge Trust Fund,
	Series 2000 B-1,:
	Escrowed to Maturity,
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,623,631
	Pre-refunded 04/01/10,
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,141,160
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: MBIA
	5.250% 04/01/17	1,750,000	2,032,712
NY Triborough Bridge & Tunnel Authority
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	336,027
	Series 1992 Y,
	Escrowed to Maturity,:
	5.500% 01/01/17	2,000,000	2,365,840
	6.000% 01/01/12	585,000	635,135
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,378,360

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
NY TSASC, Inc.
	Series 1999 -1,
	Pre-refunded 07/15/09,
	6.375% 07/15/39	2,805,000	2,909,514
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/20	2,210,000	1,450,114
Refunded/Escrowed Total			52,978,243
OTHER TOTAL			67,239,077
OTHER REVENUE — 2.8%
Recreation — 2.8%
NY Cultural Resources
	Museum of Modern Art,
	Series 2008-1A,
	5.000% 04/01/26	4,850,000	4,927,794
NY Industrial Development Agency
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	917,920
NY Seneca Nation Indians Capital Improvements Authority
	Series 2007 A,:
	5.000% 12/01/23(d)	2,500,000	1,549,350
	5.250% 12/01/16(d)	1,000,000	802,040
Recreation Total			8,197,104
OTHER REVENUE TOTAL			8,197,104
RESOURCE RECOVERY — 0.5%
Disposal — 0.5%
NY Hempstead Town Industrial Development Authority
	America Fuel Co.,
	Series 2001,
	5.000% 12/01/10	1,500,000	1,461,975
Disposal Total			1,461,975
RESOURCE RECOVERY TOTAL			1,461,975
TAX-BACKED — 37.7%
Local Appropriated — 1.3%
NY Dormitory Authority
	Court Facilities,
	Series 2001 2-2,
	5.000% 01/15/21	2,500,000	2,638,050
NY Erie County Industrial Development Agency
	City School District of Buffalo,
	Series 2008 A,
	Insured: FSA
	5.000% 05/01/18	1,000,000	1,087,450
Local Appropriated Total			3,725,500

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — 11.1%
NY Albany County
	Series 2006,
	Insured: SYNC
	4.125% 09/15/20	1,000,000	1,032,750
NY City of Yonkers
	Series 2005 B,
	Insured: MBIA:
	5.000% 08/01/21	2,425,000	2,259,275
	5.000% 08/01/22	2,545,000	2,321,218
NY Monroe County Public Improvement
	Series 1992,
	Insured: MBIA
	6.100% 03/01/09	15,000	15,054
	Series 1996,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,389,915
NY New York City
	Series 2001 F,
	5.000% 08/01/09	1,000,000	1,020,510
	Series 2003 J,
	5.500% 06/01/16	165,000	184,439
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,214,080
	Series 2004 G,
	5.000% 12/01/19	2,430,000	2,545,960
	Series 2005 G,
	5.250% 08/01/16	500,000	563,165
	Series 2007 C,:
	4.250% 01/01/27	800,000	671,592
	5.000% 01/01/15	4,000,000	4,417,160
	Series 2007 D,
	5.000% 02/01/24	2,000,000	1,997,060
	Series 2007 D-1,
	5.000% 12/01/21	2,000,000	2,069,480
	Series 2008 I-1,
	5.000% 02/01/23	2,000,000	2,019,780
NY Onondaga County
	Series 1992,
	5.875% 02/15/10	215,000	226,391
NY Red Hook Central School District
	Series 2002,
	Insured: FSA
	5.125% 06/15/17	890,000	963,906

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC
	5.250% 06/01/11	545,000	593,194
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: FGIC
	4.250% 10/15/24	1,000,000	963,700
NY Somers Central School District
	Series 2006,
	Insured: MBIA:
	4.000% 12/01/21	500,000	505,860
	4.000% 12/01/22	500,000	497,090
NY Three Village Central School District
	Series 2005,
	Insured: FGIC
	5.000% 06/01/18	1,000,000	1,138,180
NY Town of Babylon
	Series 2004,
	Insured: AMBAC
	5.000% 01/01/13	2,565,000	2,781,973
Local General Obligations Total			32,391,732
Special Non-Property Tax — 13.5%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,107,060
NY Housing Finance Agency
	Series 2008 A,
	5.000% 09/15/19	1,400,000	1,567,510
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	4,039,565
	Series 2003 A-1,
	Insured: FSA
	5.000% 04/01/12	5,000,000	5,508,550
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	913,320
NY Nassau County Interim Finance Authority
	Series 2004 I-1H,
	Insured: AMBAC
	5.250% 11/15/15	5,000,000	5,777,750
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: MBIA
	5.000% 10/15/22	4,000,000	4,192,320

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
NY Thruway Authority
	Series 2007,
	5.000% 03/15/22	1,000,000	1,046,870
NY Transitional Finance Authority
	Series 2003 B,
	5.250% 08/01/17	2,000,000	2,239,900
	Series 2005 A-1,
	5.000% 11/01/19	3,000,000	3,259,020
	Series 2006,
	5.000% 07/15/11	3,000,000	3,225,990
	Series 2007,
	Insured: FGIC
	5.000% 01/15/21	4,300,000	4,541,617
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,000,000	1,030,110
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/27	1,000,000	889,520
Special Non-Property Tax Total			39,339,102
Special Property Tax — 1.0%
NY Industrial Development Agency
	Series 2006,:
	Insured: AMBAC:
	5.000% 01/01/19	850,000	842,758
	5.000% 01/01/20	1,000,000	970,490
	Insured: MBIA
	5.000% 03/01/15	1,150,000	1,197,035
Special Property Tax Total			3,010,283
State Appropriated — 9.2%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,795,165
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(b)	1,500,000	1,578,525
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,141,500
	Consolidated 3rd Generation,
	Series 2003 1,
	5.250% 07/01/11	1,000,000	1,086,270
	Series 1993 A,:
	5.250% 05/15/15	2,000,000	2,320,560
	5.500% 05/15/19	2,500,000	2,926,475

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,106,610
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,493,637
NY Housing Finance Agency
	Series 2003 K,
	5.000% 03/15/10	1,485,000	1,546,509
NY Thruway Authority
	Local Highway & Bridge,
	Series 2001,
	5.250% 04/01/11	2,000,000	2,151,000
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,058,540
	Series 2008 B,
	5.000% 01/01/26	3,125,000	3,004,094
	Series 2008,
	5.000% 01/01/22	2,000,000	2,048,220
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27(b)	1,675,000	1,638,669
State Appropriated Total			26,895,774
State General Obligations — 1.6%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	2,250,000	2,212,155
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30(b)	1,000,000	950,800
	Series 2006 A,
	5.250% 07/01/22	1,500,000	1,365,000
State General Obligations Total			4,527,955
TAX-BACKED TOTAL			109,890,346
TRANSPORTATION — 8.4%
Ports — 0.5%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: SYNC
	5.000% 09/15/28	1,500,000	1,507,950
Ports Total			1,507,950

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 3.7%
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/22	500,000	524,605
	Series 2005 B,
	Insured: AMBAC
	5.000% 04/01/19	2,500,000	2,703,150
	Series 2008 A,
	5.000% 04/01/21	1,000,000	1,065,790
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/13	2,015,000	2,310,057
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,207,820
	Series 2008 A,
	5.000% 11/15/21	2,000,000	2,157,040
Toll Facilities Total			10,968,462
Transportation — 4.2%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	779,408
	Series 2005 C,
	5.000% 11/15/16	750,000	844,672
	Series 2006 A,
	Insured: CIFG
	5.000% 11/15/22	2,280,000	2,326,717
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,689,345
	Series 2007 B,
	5.000% 11/15/22	1,500,000	1,538,295
	Series 2008 C,
	6.250% 11/15/23	3,570,000	3,960,915
	Series 2008,
	5.000% 11/15/30(b)	1,000,000	1,040,950
Transportation Total			12,180,302
TRANSPORTATION TOTAL			24,656,714
UTILITIES — 7.2%
Municipal Electric — 3.3%
NY Long Island Power Authority
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,020,560
	Series 2009 A,
	5.250% 04/01/21	1,000,000	1,043,580

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — (continued)
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA:
	6.000% 07/01/11	5,000,000	5,123,800
	6.000% 07/01/12	1,000,000	1,027,870
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	477,565
Municipal Electric Total			9,693,375
Water & Sewer — 3.9%
NY Municipal Water Finance Authority
	Series 2002,
	Insured: FSA
	5.375% 06/15/16	5,000,000	5,492,800
NY Onondaga County Water Authority
	Series 2005 A,
	Insured: AMBAC:
	5.000% 09/15/22	895,000	931,785
	5.000% 09/15/23	940,000	969,281
NY Rensselaer County Water Service & Sewer Authority
	Series 2008,
	5.100% 09/01/28	2,215,000	1,984,662
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,822,221
Water & Sewer Total			11,200,749
UTILITIES TOTAL			20,894,124

	Total Municipal Bonds (cost of $277,928,676)		282,809,500

		Shares
Investment Company — 2.5%
	Columbia New York Tax-Exempt Reserves
	(7 day yield of 0.480%) (e)(f)	7,187,000	7,187,000

	Total Investment Company (cost of $7,187,000)		7,187,000

	Total Investments — 99.4% (cost of $285,115,676)(g)(h)		289,996,500

	Other Assets & Liabilities, Net — 0.6%		1,817,524

	Net Assets — 100.0%		291,814,024

13

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$7,187,000	$—
	Level 2 – Other Significant Observable Inputs	282,809,500	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$289,996,500	$—

(a)	Zero coupon bond.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2009.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

14

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities, which are not illiquid, amounted to $2,351,390, which represents 0.8% of net assets.

(e)		Investments in affiliates during the three month period ended January 31, 2009: Security name: Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.480%)

Shares as of 10/31/08:		—
Shares purchased:		8,777,000
Shares sold:		(1,590,000)
Shares as of 01/31/09:		7,187,000
Net realized gain (loss):		$—
Dividend income earned:		$742
Value at end of period:		$7,187,000

(f)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)		Cost for federal income tax purposes is $285,054,431.

(h)		Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,381,440	$(7,439,371)	$4,942,069

Acronym	Name

AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
SYNC	Syncora Guarantee, Inc.

15

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.4%
EDUCATION — 19.5%
Education — 18.3%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	360,000	374,825
	5.375% 10/01/13	1,550,000	1,612,651
	5.500% 10/01/14	350,000	365,071
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University:
	Series 2004 D,
	Insured: SYNC
	5.500% 08/15/16	1,340,000	1,485,591
	Series 2007,
	5.000% 09/01/18	1,000,000	1,161,880
	Johnson & Wales:
	Series 1999,
	Insured: MBIA:
	5.500% 04/01/15	1,000,000	1,137,270
	5.500% 04/01/17	1,000,000	1,141,750
	5.500% 04/01/18	1,420,000	1,613,943
	Series 2003,
	Insured: SYNC
	5.250% 04/01/16	1,485,000	1,539,247
	New England Institute,
	Series 2007,
	Insured: AMBAC
	4.500% 03/01/26	500,000	437,490
	Providence College,
	Series 2003 A,
	Insured: SYNC
	5.000% 11/01/24	2,500,000	2,449,100
	Roger Williams College,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,022,100
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,157,385
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,086,698
	Series 2004 D,
	Insured: SYNC
	5.500% 08/15/17	1,345,000	1,473,394
	Series 2008 A,
	6.500% 09/15/28	2,000,000	2,051,560
	University of Rhode Island,
	Series 1999,
	Insured: FSA
	5.000% 11/01/19	750,000	770,460
Education Total			20,880,415

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — 1.2%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,500,000	1,394,130
Prep School Total			1,394,130
EDUCATION TOTAL			22,274,545
HEALTH CARE — 1.8%
Hospitals — 1.8%
RI Health & Educational Building Corp.
	Rhode Island Hospital:
	Series 2002,
	6.375% 08/15/21	205,000	208,850
	Series 2006,
	Insured: FSA
	5.000% 05/15/26	2,000,000	1,868,000
Hospitals Total			2,076,850
HEALTH CARE TOTAL			2,076,850
HOUSING — 2.0%
Assisted Living/Senior — 0.4%
RI Health & Educational Building Corp.
	The Frassati Residence,
	Series 1999 A,
	Pre-Refunded 11/15/09,
	LOC: Allied Irish Bank PLC
	6.125% 11/15/18	450,000	460,571
Assisted Living/Senior Total			460,571
Multi-Family — 1.1%
PR Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	800,000	889,000
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing:
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	80,000	80,158
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	215,000	217,700
Multi-Family Total			1,186,858

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — 0.5%
RI Providence Housing Authority
	Series 2008,
	5.000% 09/01/24	565,000	572,729
Single-Family Total			572,729
HOUSING TOTAL			2,220,158
INDUSTRIALS — 0.4%
Oil & Gas — 0.4%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	600,000	448,518
Oil & Gas Total			448,518
INDUSTRIALS TOTAL			448,518
OTHER — 26.0%
Other — 1.4%
RI Providence Housing Authority
	Series 2008:
	5.000% 09/01/25	590,000	590,685
	5.000% 09/01/26	310,000	306,875
	5.000% 09/01/27	690,000	676,069
Other Total			1,573,629
Pool/Bond Bank — 4.2%
RI Clean Water Finance Agency Water Pollution Control
	Revolving Fund Pooled Loan:
	Series 2006 A,
	4.500% 10/01/22	1,000,000	1,038,190
	Series 2007 A,
	4.750% 10/01/21	1,000,000	1,081,230
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series 2004 A,
	5.000% 10/01/18	1,000,000	1,111,230
	Water Pollution Control Revenue, Revolving Fund,
	Pooled Loan Association:
	Series 1999 A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	510,400
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,032,430
Pool/Bond Bank Total			4,773,480
Refunded/Escrowed(a) — 19.3%
RI & Providence Plantations
	Certificates of Participation,
	Central Power Plants Project,
	Series 2000 C,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.375% 10/01/20	1,000,000	1,075,010
	Series 2001 C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	2,000,000	2,197,240

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
RI Depositors Economic Protection Corp.
	Special Obligation:
	Series 1993 A:
	Escrowed to Maturity:
	Insured: FSA:
	5.750% 08/01/14	1,000,000	1,173,020
	5.750% 08/01/21	2,165,000	2,632,423
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,791,925
	Pre-refunded 08/01/13,
	Insured: FSA
	5.750% 08/01/14	2,105,000	2,491,415
	Series 1993 B:
	Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,148,780
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	270,013
RI Health & Educational Building Corp.
	Higher Education Facility,
	University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10,
	Insured: AMBAC:
	5.500% 09/15/20	2,000,000	2,150,700
	5.700% 09/15/30	2,250,000	2,426,737
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,493,226
RI North Kingstown
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FGIC:
	5.600% 10/01/16	995,000	1,038,919
	5.750% 10/01/19	500,000	522,570
RI South Kingstown
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: FGIC
	6.250% 06/15/19	500,000	542,985
Refunded/Escrowed Total			21,954,963

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 1.1%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,455,000	1,303,651
Tobacco Total			1,303,651
OTHER TOTAL			29,605,723
TAX-BACKED — 36.5%
Local Appropriated — 10.3%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: FSA
	5.000% 05/15/23	2,000,000	2,055,060
	Series 2007 A,
	Insured: FSA
	5.000% 05/15/22	2,000,000	2,087,000
	Series 2007 C,
	Insured: FSA
	5.000% 05/15/21	1,500,000	1,592,265
RI Providence Public Building Authority
	School & Public Facilities Project:
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/14	1,500,000	1,533,930
	Series 1999 A,
	Insured: AMBAC:
	5.125% 12/15/14	500,000	524,185
	5.375% 12/15/11	2,035,000	2,138,928
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: MBIA:
	5.000% 11/15/11	810,000	872,864
	5.000% 11/15/12	855,000	939,414
Local Appropriated Total			11,743,646
Local General Obligations — 15.2%
IL Will County
	Community Unit School District,
	Number 365 U Valley View,
	Series 1999 B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,937,720
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	75,000	75,308
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,573,299
	Series 2008,
	Insured: FSA:
	4.750% 07/01/26	900,000	907,794
	4.750% 07/01/27	945,000	943,809
	4.750% 07/01/28	990,000	975,150

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	786,217
	5.000% 06/15/22	750,000	780,397
RI Exeter West Greenwich Regional School District
	Series 1997,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,003,250
RI Johnston
	Series 2004,
	Insured: SYNC
	5.250% 06/01/19	525,000	525,903
	Series 2005,
	Insured: FSA:
	4.750% 06/01/21	390,000	414,531
	4.750% 06/01/22	405,000	426,744
	4.750% 06/01/23	425,000	444,746
	4.750% 06/01/24	445,000	461,777
	4.750% 06/01/25	460,000	473,818
	Various Purpose,
	Series 2004,
	Insured: SYNC
	5.250% 06/01/20	555,000	544,422
RI Providence
	Series 1997,
	Insured: FSA
	5.450% 01/15/10	500,000	501,685
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,113,530
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	486,349
WA Seattle
	Series 1998 E,
	(b) 12/15/12	1,000,000	917,440
Local General Obligations Total			17,293,889
Special Non-Property Tax — 2.6%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/23	1,000,000	936,570

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
RI Economic Development Corp.
	Series 2000,
	Insured: RAD
	6.125% 07/01/20	900,000	907,875
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 05/15/23	1,005,000	1,039,944
Special Non-Property Tax Total			2,884,389
State Appropriated — 0.8%
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/09	100,000	99,473
	4.500% 06/15/14	245,000	230,192
	5.750% 06/15/24	415,000	345,392
RI Health & Educational Building Corp.
	Series 2007 B,
	Insured: AMBAC
	4.250% 05/15/19	250,000	259,910
State Appropriated Total			934,967
State General Obligations — 7.6%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	3,500,000	2,645,790
	6.000% 07/01/16	250,000	256,752
	Series 2006 A,
	5.250% 07/01/23	250,000	225,575
RI & Providence Plantations
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,281,240
	Series 2006 A,
	Insured: FSA
	4.500% 08/01/20	2,000,000	2,137,360
	Series 2006 C,
	Insured: MBIA
	5.000% 11/15/18	1,000,000	1,140,610
State General Obligations Total			8,687,327
TAX-BACKED TOTAL			41,544,218
TRANSPORTATION — 5.0%
Airports — 2.8%
RI Economic Development Corp.
	Rhode Island Airport Corp.,
	Series 2008 C,
	Insured: AGO
	5.000% 07/01/17	2,245,000	2,541,138

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Airports — (continued)
	Series 1998 B,
	Insured: FSA
	5.000% 07/01/23	685,000	688,603
Airports Total			3,229,741
Transportation — 2.2%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 C,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,477,849
Transportation Total			2,477,849
TRANSPORTATION TOTAL			5,707,590
UTILITIES — 7.2%
Municipal Electric — 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	508,485
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	716,348
Municipal Electric Total			1,224,833
Water & Sewer — 6.1%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: MBIA
	5.000% 07/01/16	500,000	503,505
RI Kent County Water Authority
	Series 2002 A,
	Insured: MBIA:
	5.000% 07/15/15	750,000	809,130
	5.000% 07/15/16	1,265,000	1,362,253
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/26	2,500,000	2,459,925
RI Narragansett Bay Commission
	Series 2007 A,
	Insured: MBIA
	5.000% 02/01/32	2,000,000	1,850,480
Water & Sewer Total			6,985,293
UTILITIES TOTAL			8,210,126

	Total Municipal Bonds (cost of $109,075,391)		112,087,728

8

		Shares	Value ($)
Investment Companies — 0.6%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.836%)(c)(d)	712,000	712,000
	Dreyfus Tax Exempt Cash Management Fund
	(7 day yield of 0.727%)	16,624	16,624

	Total Investment Companies (cost of $728,624)		728,624

		Par ($)
Short-Term Obligations — 0.2%
Variable Rate Demand Notes (e) — 0.2%
CT Health & Educational Facilities Authority
	Yale University,
	Series 2005 Y-2,
	0.400% 07/01/35	100,000	100,000
WI University Hospitals & Clinics Authority
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.600% 04/01/34	100,000	100,000
Variable Rate Demand Notes Total			200,000

	Total Short-Term Obligations (cost of $200,000)		200,000

	Total Investments — 99.2% (cost of $110,004,015)(f)(g)		113,016,352

	Other Assets & Liabilities, Net — 0.8%		960,659

	Net Assets — 100.0%		113,977,011

9

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

10

On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$728,624	$—
Level 2 — Other Significant Observable Inputs	112,287,728	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$113,016,352	$—

11

(a)			The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)			Zero coupon bond.

(c)	Investments in affiliates during the three month period ended January 31, 2009: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.836%)

	Shares as of 10/31/08:		—
	Shares purchased:		1,002,000
	Shares sold:		(290,000)
	Shares as of 01/31/09:		712,000
	Net realized gain/loss:		$—
	Dividend income earned:		$121
	Value at end of period:		$712,000

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rate at January 31, 2009.

(f)			Cost for federal income tax purposes is $109,947,959.

(g)			Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$4,848,347	$(1,779,954)	$3,068,393

Acronym		Name

AGO		Assured Guaranty Corp.
AMBAC		Ambac Assurance Corp.
FGIC		Financial Guaranty Insurance Co.
FSA		Financial Security Assurance, Inc.
LOC		Letter of Credit
MBIA		MBIA Insurance Corp.
RAD		Radian Asset Assurance, Inc.
SYNC		Syncora Guarantee, Inc.

12

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 23, 2009